UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22001

                                 db-X Exchange-Traded Funds Inc.

(Exact name of registrant as specified in charter)

60 Wall Street

                                                         New York, New York 10005

(Address of principal executive offices) (Zip code)

Alex Depetris

db-X Exchange-Traded Funds Inc.

60 Wall Street

                                                         New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-4352

Date of fiscal year end: May 31

Date of reporting period: February 28, 2013

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

db X-trackers 2010 Target Date Fund

February 28, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 18.9%
Basic Materials - 1.0%
Air Liquide S.A. (France)	29	$3,534
Anglo American PLC (United Kingdom)	139	4,055
BASF SE (Germany)	80	7,549
BHP Billiton Ltd. (Australia)	274	10,398
BHP Billiton PLC (United Kingdom)	167	5,296
Coeur d’Alene Mines Corp.*	50	951
Dow Chemical (The) Co	116	3,680
E.I. du Pont de Nemours & Co	137	6,562
Freeport-McMoRan Copper & Gold, Inc	100	3,192
International Paper Co	200	8,802
Linde AG (Germany)	17	3,087
Monsanto Co	100	10,103
Rio Tinto Ltd. (Australia)	46	3,158
Rio Tinto PLC (United Kingdom)	123	6,611
Sherwin-Williams (The) Co	100	16,158
Syngenta AG (Switzerland)	8	3,413
Xstrata PLC (United Kingdom)	191	3,370

		99,919

Communications - 1.7%
Amazon.com, Inc.*	33	8,721
Anixter International, Inc	105	7,237
AT&T, Inc	598	21,475
Bankrate, Inc.*	100	1,125
Brightcove, Inc.*	100	630
BT Group PLC, Class A (United Kingdom)	709	2,881
CenturyLink, Inc	100	3,467
Cisco Systems, Inc	600	12,510
Comcast Corp., Class A	240	9,550
Consolidated Communications Holdings, Inc	100	1,680
Corning, Inc	156	1,967
Deutsche Telekom AG (Germany)	290	3,119
France Telecom S.A. (France)	197	1,911
Google, Inc., Class A*	19	15,223
Leap Wireless International, Inc.*	300	1,605
News Corp., Class A	165	4,752
Softbank Corp. (Japan)	100	3,723
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	574	6,986
Telefonica S.A. (Spain)	387	5,059
Thomson Reuters Corp. (Canada)	100	3,058
Time Warner, Inc	123	6,540
Verizon Communications, Inc	329	15,308
Vodafone Group PLC (United Kingdom)	3,915	9,838
Vonage Holdings Corp.*	1,000	2,640
Walt Disney (The) Co	185	10,098

		161,103

Consumer, Cyclical - 2.0%
Arctic Cat, Inc.*	100	3,633
Ascena Retail Group, Inc.*	67	1,125
Bayerische Motoren Werke AG (Germany)	35	3,235
Cash America International, Inc	100	5,064
Cie Financiere Richemont S.A. (Switzerland)	54	4,360
Cinemark Holdings, Inc	34	945
Compass Group PLC (United Kingdom)	241	2,928
CVS Caremark Corp	227	11,604
Daimler AG (Germany)	84	5,015
Dana Holding Corp	100	1,673
Dr Horton, Inc	100	2,230
DTS, Inc.*	100	1,990
Ford Motor Co	499	6,292
GNC Holdings, Inc., Class A	100	4,100
Hennes & Mauritz AB, Class B (Sweden)	31	1,116
Honda Motor Co. Ltd. (Japan)	131	4,906
Inditex S.A. (Spain)	26	3,489
JetBlue Airways Corp.*	200	1,212
Kohl’s Corp	134	6,178
Krispy Kreme Doughnuts, Inc.*	300	3,960
Las Vegas Sands Corp	67	3,450
Lennar Corp., Class A	100	3,859
Life Time Fitness, Inc.*	100	4,214
Lions Gate Entertainment Corp. (Canada)*	100	2,097
Lowe’s Cos., Inc	100	3,815

LVMH Moet Hennessy Louis Vuitton S.A. (France)	19	3,276
Maidenform Brands, Inc.*	100	1,919
MDC Holdings, Inc	100	3,843
Men’s Wearhouse, (The), Inc	100	2,812
Mitsui & Co. Ltd. (Japan)	200	2,979
Nissan Motor Co. Ltd. (Japan)	300	3,047
Penske Automotive Group, Inc	167	4,970
Red Robin Gourmet Burgers, Inc.*	100	4,288
Ross Stores, Inc	100	5,796
Ruby Tuesday, Inc.*	300	2,202
Ryman Hospitality Properties REIT	113	5,057
Saks, Inc.*	167	1,904
Southwest Airlines Co	400	4,680
Systemax, Inc	100	995
Target Corp	67	4,218
Toyota Motor Corp. (Japan)	233	12,034
VF Corp	100	16,127
Wabash National Corp.*	300	2,862
Wal-Mart Stores, Inc	301	21,305
World Fuel Services Corp	10	380

		197,184

Consumer, Non-cyclical - 3.9%
Abbott Laboratories	300	10,137
Acacia Research - Acacia Technologies*	100	2,796
Accuray, Inc.*	300	1,281
Aetna, Inc	200	9,438
Align Technology, Inc.*	100	3,144
Anheuser-Busch InBev NV (Belgium)	67	6,286
Ariad Pharmaceuticals, Inc.*	100	2,103
AstraZeneca PLC (United Kingdom)	81	3,683
Avanir Pharmaceuticals, Inc., Class A*	600	1,638
Bayer AG (Germany)	65	6,446
Becton Dickinson and Co	100	8,806
BioScrip, Inc.*	300	3,285
Bristol-Myers Squibb Co	134	4,954
British American Tobacco PLC (United Kingdom)	179	9,332
Capella Education Co.*	100	3,166
Centene Corp.*	100	4,502
Chemocentryx, Inc.*	100	1,349
Coca-Cola (The) Co	562	21,760
CONMED Corp	67	2,084
Convergys Corp	100	1,659
CSL Ltd. (Australia)	61	3,748
DANONE S.A. (France)	45	3,129
Diageo PLC (United Kingdom)	238	7,153
Fresh Del Monte Produce, Inc.*	100	2,609
FTI Consulting, Inc.*	100	3,474
GlaxoSmithKline PLC (United Kingdom)	412	9,106
Hanger, Inc.*	100	2,966
Harris Teeter Supermarkets, Inc	25	1,075
Imperial Tobacco Group PLC (United Kingdom)	70	2,540
Incyte Corp. Ltd.*	67	1,487
JM Smucker (The) Co	67	6,385
Johnson & Johnson	324	24,660
Live Nation Entertainment, Inc.*	83	879
Magellan Health Services, Inc.*	7	361
Medtronic, Inc	100	4,496
Merck & Co., Inc	284	12,135
Molina Healthcare, Inc.*	67	2,138
Mondelez International, Inc., Class A	252	6,968
Nestle S.A. (Switzerland)	264	18,530
Novartis AG (Switzerland)	183	12,482
Novo Nordisk A/S, Class B (Denmark)	32	5,597
Pfizer, Inc	823	22,526
Pilgrim’s Pride Corp.*	400	3,524
Procter & Gamble (The) Co	328	24,987
Quad/Graphics, Inc	100	2,175
Reckitt Benckiser Group PLC (United Kingdom)	51	3,429
Rent-A-Center, Inc	100	3,628
Roche Holding AG (Switzerland)	59	13,574
Rollins, Inc	21	515
SABMiller PLC (United Kingdom)	67	3,333
Salix Pharmaceuticals Ltd.*	50	2,443
Sanofi (France)	62	5,883
Santarus, Inc.*	300	3,981
Seaboard Corp	1	2,853
Seattle Genetics, Inc.*	67	1,885
Select Medical Holdings Corp	67	619
Sequenom, Inc.*	500	2,055

Spectrum Brands Holdings, Inc.	100	5,409
Takeda Pharmaceutical Co. Ltd. (Japan)	100	5,197
Tesco PLC (United Kingdom)	779	4,370
Teva Pharmaceutical Industries Ltd. (Israel)	93	3,483
Unilever NV (Netherlands)	159	6,176
Unilever PLC (United Kingdom)	125	4,986
UnitedHealth Group, Inc	114	6,093
ViroPharma, Inc.*	67	1,671
Woolworths Ltd. (Australia)	100	3,576

		378,138

Energy - 2.2%
BG Group PLC (United Kingdom)	277	4,901
BP PLC (United Kingdom)	1,477	9,993
Cameron International Corp.*	167	10,642
Cheniere Energy, Inc.*	100	2,130
Chevron Corp	250	29,288
ConocoPhillips	126	7,302
Continental Resources, Inc.*	100	8,800
CVR Energy, Inc	100	5,618
Dril-Quip, Inc.*	9	740
Energy XXI Bermuda Ltd. (Bermuda)	100	2,973
ENI S.p.A (Italy)	153	3,492
Exxon Mobil Corp	497	44,505
Hess Corp	200	13,300
Kodiak Oil & Gas Corp.*	200	1,780
McMoRan Exploration Co.*	67	1,078
Oasis Petroleum, Inc.*	100	3,670
Royal Dutch Shell PLC, Class A (United Kingdom)	298	9,816
Royal Dutch Shell PLC, Class B (United Kingdom)	208	7,020
Schlumberger Ltd. (Netherland Antilles)	105	8,174
Southwestern Energy Co.*	196	6,717
Statoil ASA (Norway)	106	2,644
Targa Resources Corp	100	6,100
Tesco Corp.*	200	2,542
Total S.A. (France)	184	9,212
Vantage Drilling Co.*	1,267	2,065
Williams (The) Cos., Inc	100	3,471
Woodside Petroleum Ltd. (Australia)	80	3,071

		211,044

Financial - 4.0%
AIA Group Ltd. (Hong Kong)	800	3,466
Allianz SE (Germany)	21	2,874
Alterra Capital Holdings Ltd. (Bermuda)	67	2,053
American Campus Communities, Inc. REIT	7	316
American Express Co	100	6,215
American International Group, Inc.*	234	8,894
AON PLC (United Kingdom)	200	12,219
Australia & New Zealand Banking Group Ltd. (Australia)	186	5,469
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	321	3,118
Banco Santander S.A. (Spain)	1,346	10,226
Bank of America Corp	1,160	13,027
Barclays PLC (United Kingdom)	757	3,528
Berkshire Hathaway, Inc., Class B*	312	31,875
BioMed Realty Trust, Inc. REIT	133	2,809
BNP Paribas (France)	152	8,566
Boston Properties, Inc. REIT	80	8,311
CBL & Associates Properties, Inc. REIT	100	2,274
Citigroup, Inc	328	13,766
Citizens, Inc.*	200	1,838

Commonwealth Bank of Australia (Australia)	129	8,884
Deutsche Bank AG (Germany) (a)	56	2,569
Equity One, Inc. REIT	73	1,716
Extra Space Storage, Inc. REIT	100	3,744
Franklin Resources, Inc	21	2,966
Geo Group (The), Inc. REIT	77	2,660
Goldman Sachs Group (The), Inc	39	5,841
Hancock Holding Co	100	3,020
Hatteras Financial Corp. REIT	67	1,788
Highwoods Properties, Inc. REIT	54	1,971
HSBC Holdings PLC (United Kingdom)	1,524	16,920
ING Groep NV (Netherlands)*	381	3,067
Invesco Mortgage Capital, Inc. REIT	67	1,408
JPMorgan Chase & Co	415	20,302
Kilroy Realty Corp. REIT	50	2,638
LaSalle Hotel Properties REIT	150	3,809
Marsh & McLennan Cos., Inc	100	3,714
Meadowbrook Insurance Group, Inc	234	1,645
MFA Financial, Inc. REIT	226	2,007

Mitsubishi UFJ Financial Group, Inc. (Japan)	1,000	5,560
Mizuho Financial Group, Inc. (Japan)	1,113	2,461
Monmouth Real Estate Investment Corp., Class A REIT	200	2,232
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	18	3,240
National Australia Bank Ltd. (Australia)	175	5,411
National Retail Properties, Inc. REIT	65	2,239
Ocwen Financial Corp.*	100	3,942
OMEGA Healthcare Investors, Inc. REIT	65	1,819
Primerica, Inc	67	2,108
ProLogis, Inc. REIT	200	7,789
Prudential PLC (United Kingdom)	237	3,531
PS Business Parks, Inc. REIT	100	7,399
Republic Bancorp, Inc., Class A	100	2,164
Simon Property Group, Inc. REIT	42	6,672
Sovran Self Storage, Inc. REIT	100	6,084
Standard Chartered PLC (United Kingdom)	300	8,179
Starwood Property Trust, Inc. REIT	100	2,795
Sumitomo Mitsui Financial Group, Inc. (Japan)	81	3,257
T. Rowe Price Group, Inc	183	13,028
Tanger Factory Outlet Centers, Inc. REIT	67	2,364
Taylor Capital Group, Inc.*	100	1,653
Texas Capital Bancshares, Inc.*	100	4,226
Two Harbors Investment Corp. REIT	200	2,572
U.S. Bancorp	200	6,796
UBS AG (Switzerland)*	337	5,355
Visa, Inc., Class A	93	14,754
Washington Real Estate Investment Trust REIT	33	914
Wells Fargo & Co	572	20,065
Westpac Banking Corp. (Australia)	261	8,222
Zurich Financial Services AG (Switzerland)	3	825

		389,169

Industrial - 1.9%
ABB Ltd. (Switzerland)*	219	5,024
Altra Holdings, Inc	100	2,574
Apogee Enterprises, Inc	100	2,579
Boeing (The) Co	100	7,690
Builders FirstSource, Inc.*	400	2,420
Caterpillar, Inc	66	6,096
Chart Industries, Inc.*	100	7,256
Colfax Corp.*	100	4,340
Darling International, Inc.*	100	1,669
Eaton Corp. PLC (Ireland)	136	8,429
EMCOR Group, Inc	100	3,857
Emerson Electric Co	87	4,933
Fabrinet (Cayman Islands)*	200	3,282
FedEx Corp	50	5,272
FEI Co	100	6,334
General Dynamics Corp	25	1,699
General Electric Co	1,210	28,095
Graphic Packaging Holding Co.*	300	2,226
Hexcel Corp.*	100	2,725
Ingersoll-Rand PLC (Ireland)	134	7,055
Koninklijke Philips Electronics NV (Netherlands)	106	3,010
Mueller Industries, Inc	100	5,318
Rolls-Royce Holdings PLC (United Kingdom)*	186	2,902
Schneider Electric S.A. (France)	44	3,389
Siemens AG (Germany)	67	6,974
Smith & Wesson Holding Corp.*	200	1,910
Stanley Black & Decker, Inc	67	5,273
Tetra Tech, Inc.*	100	2,885
Tredegar Corp	100	2,448
Union Pacific Corp	100	13,711
United Parcel Service, Inc., Class B	77	6,364
United Technologies Corp	100	9,056
Vinci S.A. (France)	41	1,900
Woodward, Inc	100	3,743

		182,438

Technology - 1.9%
Accelrys, Inc.*	200	1,892
Activision Blizzard, Inc	501	7,165
Apple, Inc	74	32,664
Applied Materials, Inc	700	9,590
ASML Holding NV (Netherlands)	36	2,566
Aspen Technology, Inc.*	100	3,076
CACI International, Inc., Class A*	100	5,075
Canon, Inc. (Japan)	100	3,647
Citrix Systems, Inc.*	100	7,090
Concur Technologies, Inc.*	21	1,474

Cray, Inc.*	200	3,870
Dell, Inc	200	2,790
EMC Corp.*	200	4,602
EPIQ Systems, Inc	167	2,077
Fidelity National Information Services, Inc	100	3,765
Hewlett-Packard Co	200	4,028
International Business Machines Corp	100	20,082
Jack Henry & Associates, Inc	169	7,389
Mentor Graphics Corp.*	100	1,771
Microsemi Corp.*	67	1,382
Microsoft Corp	879	24,437
Netsuite, Inc.*	100	6,979
Progress Software Corp.*	100	2,252
PTC, Inc.*	73	1,689
QLIK Technologies, Inc.*	167	4,342
SAP AG (Germany)	77	6,025
Solarwinds, Inc.*	100	5,646
SYNNEX Corp.*	100	3,813

		181,178

Utilities - 0.3%
Centrica PLC (United Kingdom)	497	2,656
Dominion Resources, Inc	100	5,599
E.ON SE (Germany)	84	1,405
Edison International	200	9,606
GDF Suez (France)	121	2,291
National Grid PLC (United Kingdom)	270	2,990
Piedmont Natural Gas Co., Inc	24	774
SJW Corp	100	2,651
Wisconsin Energy Corp	100	4,130

		32,102

TOTAL COMMON STOCKS
(Cost $1,624,507)		1,832,275

PREFERRED STOCKS - 0.0% (b)
Consumer, Cyclical - 0.0% (b)
Volkswagen AG (Germany)	15	3,280

TOTAL PREFERRED STOCKS
(Cost $2,513)		3,280

	Principal Amount	Value
CORPORATE BONDS - 12.4%
Communications - 2.0%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14	$170,000	177,297
Google, Inc.
1.25%, 5/19/14	7,000	7,084
Telefonica Emisiones S.A.U. (Spain)
4.949%, 1/15/15	10,000	10,525

		194,906

Consumer, Non-cyclical - 3.0%
Clorox (The) Co.
5.00%, 1/15/15	55,000	59,021
PepsiCo, Inc.
0.75%, 3/05/15	80,000	80,321
Wyeth
5.50%, 2/01/14	37,000	38,689
Yale University, MTN
2.90%, 10/15/14	105,000	109,154

		287,185

Energy - 1.8%
BP Capital Markets PLC (United Kingdom)
3.625%, 5/08/14	168,000	174,238

Financial - 5.0%
American Tower Corp.
4.625%, 4/01/15	50,000	53,576
Bank of New York Mellon (The) Corp., MTN
4.30%, 5/15/14	57,000	59,686
Caterpillar Financial Services Corp., MTN
6.125%, 2/17/14	13,000	13,717
Citigroup, Inc.
6.375%, 8/12/14	20,000	21,516
National Rural Utilities Cooperative Finance Corp.
1.00%, 2/02/15	280,000	282,585
Prudential Financial, Inc., Series B, MTN
5.10%, 9/20/14	22,000	23,445
Wachovia Corp.
5.25%, 8/01/14	33,000	35,047

		489,572

Technology - 0.3%
Microsoft Corp.
0.875%, 9/27/13	30,000	30,103

Utilities - 0.3%
Exelon Generation Co. LLC
5.35%, 1/15/14	30,000	31,184

TOTAL CORPORATE BONDS
(Cost $1,199,301)		1,207,188

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 68.4%
United States Treasury Bonds/Notes - 68.4%
2.50%, 3/31/13	775,000	776,605
1.75%, 4/15/13	390,000	390,838
3.50%, 5/31/13	429,500	433,174
1.00%, 7/15/13	395,000	396,327
0.25%, 3/31/14	198,000	198,163
1.75%, 3/31/14	500,000	508,496
4.75%, 5/15/14	434,800	458,680
0.75%, 6/15/14	412,000	414,961
2.375%, 8/31/14	378,000	390,270
2.375%, 9/30/14	435,000	449,919
0.50%, 10/15/14	395,000	396,867
0.375%, 11/15/14	132,000	132,351
4.25%, 11/15/14	409,000	437,071
2.125%, 11/30/14	378,000	390,595
0.25%, 12/15/14	405,000	405,222
4.00%, 2/15/15	355,000	381,057
2.50%, 3/31/15	83,000	86,884

		6,647,480

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS
(Cost $6,629,571)		6,647,480

TOTAL INVESTMENTS - 99.7%
(Cost $9,455,892)(c)		9,690,223
Other assets less liabilities - 0.3%		25,838

NET ASSETS - 100.0%		$9,716,061

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	5/31/2012	Purchases at cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain	Fair Value 2/28/2013	Dividend Income
Deutsche Bank AG (Common Stock)	$2,014	$—	$—	$555	$—	$2,569	$52

(b)	Less than 0.1%.
(c)	At Febuary 28, 2013, the aggregate cost of investments for Federal income tax purposes was $9,465,261. The net unrealized appreciation was $224,962 which consisted of aggregate gross unrealized appreciation of $341,171 and aggregate gross unrealized depreciation of $116,209.

SCHEDULE OF INVESTMENTS

db X-trackers 2020 Target Date Fund

February 28, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 55.8%
Basic Materials - 2.7%
Air Liquide S.A. (France)	207	$25,222
Anglo American PLC (United Kingdom)	1,078	31,451
BASF SE (Germany)	684	64,545
BHP Billiton Ltd. (Australia)	2,481	94,154
BHP Billiton PLC (United Kingdom)	1,567	49,690
Coeur d’Alene Mines Corp.*	565	10,741
Dow Chemical (The) Co	1,361	43,171
E.I. du Pont de Nemours & Co	1,003	48,044
Freeport-McMoRan Copper & Gold, Inc	960	30,643
HB Fuller Co	300	12,261
International Paper Co	1,971	86,744
Linde AG (Germany)	111	20,157
Monsanto Co	514	51,929
NewMarket Corp	86	21,644
Rio Tinto Ltd. (Australia)	269	18,465
Rio Tinto PLC (United Kingdom)	1,022	54,933
Sensient Technologies Corp	343	12,660
Sherwin-Williams (The) Co	514	83,056
Syngenta AG (Switzerland)	72	30,715
Xstrata PLC (United Kingdom)	1,554	27,422

		817,647

Communications - 5.3%
Amazon.com, Inc.*	450	118,922
Anixter International, Inc	159	10,958
Arris Group, Inc.*	771	13,377
AT&T, Inc	5,967	214,274
Bankrate, Inc.*	857	9,641
Brightcove, Inc.*	943	5,941
BT Group PLC, Class A (United Kingdom)	5,694	23,138
Centurylink, Inc	600	20,802
Cisco Systems, Inc	5,829	121,535
Comcast Corp., Class A	2,694	107,193
Consolidated Communications Holdings, Inc	857	14,398
Corning, Inc	1,717	21,652
Deutsche Telekom AG (Germany)	1,945	20,920
Finisar Corp.*	700	10,255
France Telecom S.A. (France)	1,547	15,005
Google, Inc., Class A*	317	253,980
Leap Wireless International, Inc.*	2,314	12,380
Meredith Corp	300	12,606
Netgear, Inc.*	257	8,751
News Corp., Class A	1,529	44,035
Softbank Corp. (Japan)	525	19,547
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	2,355	28,663
Telefonica S.A. (Spain)	3,262	42,646
Thomson Reuters Corp. (Canada)	720	22,018
Time Warner, Inc	912	48,491
Verizon Communications, Inc	2,797	130,144
Viasat, Inc.*	300	14,088
Vodafone Group PLC (United Kingdom)	38,333	96,329
Vonage Holdings Corp.*	7,713	20,362

Walt Disney (The) Co	1,737	94,823

		1,576,874

Consumer, Cyclical - 5.7%
Arctic Cat, Inc.*	343	12,461
Ascena Retail Group, Inc.*	1,062	17,831
Bayerische Motoren Werke AG (Germany)	278	25,695
Carter’s, Inc.*	343	19,349
Cash America International, Inc	240	12,154
Cie Financiere Richemont S.A. (Switzerland)	381	30,763
Cinemark Holdings, Inc	705	19,599
Coinstar, Inc.*	257	13,156
Columbia Sportswear Co	244	13,549
Compass Group PLC (United Kingdom)	1,374	16,696
CVS Caremark Corp	1,329	67,938
Daimler AG (Germany)	653	38,984
Dana Holding Corp	835	13,970
Dr Horton, Inc	1,371	30,573
DTS, Inc.*	771	15,343
Ford Motor Co	4,280	53,971
GNC Holdings, Inc., Class A	600	24,600
Hennes & Mauritz AB, Class B (Sweden)	722	25,999
Honda Motor Co. Ltd. (Japan)	1,316	49,282
Inditex S.A. (Spain)	170	22,814
JetBlue Airways Corp.*	1,800	10,908
Kohl’s Corp	1,007	46,423
Krispy Kreme Doughnuts, Inc.*	2,057	27,152
Las Vegas Sands Corp	1,018	52,417
Lennar Corp., Class A	771	29,753
Life Time Fitness, Inc.*	257	10,830
Lions Gate Entertainment Corp. (Canada)*	943	19,775
Lowe’s Cos., Inc	1,285	49,023
LVMH Moet Hennessy Louis Vuitton S.A. (France)	194	33,453
Maidenform Brands, Inc.*	685	13,145
MDC Holdings, Inc	257	9,877
Men’s Wearhouse, (The), Inc	314	8,830
Mitsubishi Corp. (Japan)	877	17,482
Mitsui & Co. Ltd. (Japan)	1,049	15,622

Nike, Inc., Class B	1,070	58,272
Nissan Motor Co. Ltd. (Japan)	1,885	19,144
Nu Skin Enterprises, Inc., Class A	405	16,686
Penske Automotive Group, Inc	577	17,172
Red Robin Gourmet Burgers, Inc.*	375	16,080
Ross Stores, Inc	1,114	64,566
Ruby Tuesday, Inc.*	1,971	14,467
Ryman Hospitality Properties REIT	339	15,170
Saks, Inc.*	1,117	12,734
SIX Flags Entertainment Corp	343	22,916
Southwest Airlines Co	3,599	42,108
Systemax, Inc	1,114	11,084
Target Corp	650	40,924
Tenneco, Inc.*	428	15,164
Toyota Motor Corp. (Japan)	2,071	106,962
VF Corp	514	82,889
Wabash National Corp.*	2,228	21,255
Wal-Mart Stores, Inc	3,305	233,928
Watsco, Inc	212	16,508
World Fuel Services Corp	355	13,501

		1,710,947

Consumer, Non-cyclical - 11.4%
Abbott Laboratories	3,023	102,147
Acacia Research - Acacia Technologies*	224	6,263
Accuray, Inc.*	2,142	9,146
Aetna, Inc	1,799	84,894
Align Technology, Inc.*	514	16,160
Amsurg Corp.*	224	6,765
Anheuser-Busch InBev NV (Belgium)	518	48,596
Ariad Pharmaceuticals, Inc.*	1,114	23,427
AstraZeneca PLC (United Kingdom)	906	41,196
Avanir Pharmaceuticals, Inc., Class A*	4,285	11,698
Bayer AG (Germany)	537	53,257
Becton Dickinson and Co	943	83,041
BioScrip, Inc.*	1,885	20,641
Bristol-Myers Squibb Co	1,799	66,509
British American Tobacco PLC (United Kingdom)	1,403	73,144
Capella Education Co.*	514	16,273
Centene Corp.*	254	11,435
Cepheid, Inc.*	428	15,592
Chemocentryx, Inc.*	943	12,721
Coca-Cola (The) Co	4,530	175,401
CONMED Corp	224	6,969
Convergys Corp	771	12,791
Costar Group, Inc.*	171	17,227
CSL Ltd. (Australia)	413	25,369
DANONE S.A. (France)	398	27,676
Diageo PLC (United Kingdom)	1,834	55,122
Fresh Del Monte Produce, Inc	200	5,218
Fresh Market, (The), Inc.*	343	15,991
FTI Consulting, Inc.*	343	11,916
GlaxoSmithKline PLC (United Kingdom)	3,968	87,698
Hain Celestial Group (The), Inc.*	257	14,071
Hanger, Inc.*	343	10,173
Harris Teeter Supermarkets, Inc	381	16,383
Imperial Tobacco Group PLC (United Kingdom)	710	25,758
Incyte Corp. Ltd.*	750	16,650
JM Smucker (The) Co	600	57,180
Johnson & Johnson	2,737	208,314
Live Nation Entertainment, Inc.*	1,124	11,903
Magellan Health Services, Inc.*	230	11,859
MasterCard, Inc., Class A	132	68,352
Medivation, Inc.*	343	16,855
Medtronic, Inc	1,028	46,219
Merck & Co., Inc	2,702	115,456
Molina Healthcare, Inc.*	300	9,573
Mondelez International, Inc., Class A	2,687	74,296
Nestle S.A. (Switzerland)	2,457	172,452
Novartis AG (Switzerland)	1,757	119,838
Novo Nordisk A/S, Class B (Denmark)	278	48,624
Onyx Pharmaceuticals, Inc.*	278	20,936
Pfizer, Inc	7,326	200,513
Pharmacyclics, Inc.*	343	30,108
Pilgrim’s Pride Corp.*	2,742	24,157
Procter & Gamble (The) Co	2,644	201,419
Quad/Graphics, Inc	857	18,640
Questcor Pharmaceuticals, Inc	428	13,953
Reckitt Benckiser Group PLC (United Kingdom)	511	34,355
Rent-A-Center, Inc	428	15,528
Roche Holding AG (Switzerland)	536	123,317
Rollins, Inc	944	23,137
SABMiller PLC (United Kingdom)	675	33,577
Salix Pharmaceuticals Ltd.*	330	16,121
Sanofi (France)	601	57,027
Santarus, Inc.*	1,971	26,155
Seaboard Corp	8	22,824
Seattle Genetics, Inc.*	825	23,216
Select Medical Holdings Corp	1,019	9,416
Sequenom, Inc.*	3,599	14,792
Spectrum Brands Holdings, Inc	343	18,553
Takeda Pharmaceutical Co. Ltd. (Japan)	462	24,011
Tesco PLC (United Kingdom)	5,993	33,623
Teva Pharmaceutical Industries Ltd. (Israel)	747	27,979
TreeHouse Foods, Inc.*	300	17,517
Unilever NV (Netherlands)	1,136	44,124
Unilever PLC (United Kingdom)	974	38,855

United Natural Foods, Inc.*	343	17,363
UnitedHealth Group, Inc	1,237	66,118
ViroPharma, Inc.*	441	10,999
Woolworths Ltd. (Australia)	906	32,398

		3,428,970

Diversified - 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	1,500	16,161

Energy - 6.0%
BG Group PLC (United Kingdom)	2,483	43,929
BP PLC (United Kingdom)	13,220	89,440
Cameron International Corp.*	1,200	76,464
Cheniere Energy, Inc.*	1,200	25,560
Chevron Corp	1,927	225,748
ConocoPhillips	1,273	73,770
Continental Resources, Inc.*	857	75,416
CVR Energy, Inc	514	28,877
Dril-Quip, Inc.*	257	21,133
Energy XXI Bermuda Ltd. (Bermuda)	428	12,724
ENI S.p.A (Italy)	1,805	41,202
Exxon Mobil Corp	4,678	418,914
Helix Energy Solutions Group, Inc.*	685	16,036
Hess Corp	1,628	108,262
Kodiak Oil & Gas Corp.*	1,542	13,724
McMoRan Exploration Co.*	900	14,481
Oasis Petroleum, Inc.*	514	18,864
Royal Dutch Shell PLC, Class A (United Kingdom)	2,689	88,574
Royal Dutch Shell PLC, Class B (United Kingdom)	1,960	66,153
Schlumberger Ltd. (Netherland Antilles)	1,361	105,954
Southwestern Energy Co.*	1,555	53,290
Statoil ASA (Norway)	775	19,329
Targa Resources Corp	257	15,677
Tesco Corp.*	1,200	15,252
Total S.A. (France)	1,596	79,904
Vantage Drilling Co.*	8,548	13,933
Williams (The) Cos., Inc	600	20,826
Woodside Petroleum Ltd. (Australia)	595	22,842

		1,806,278

Financial - 11.8%
AIA Group Ltd. (Hong Kong)	7,027	30,446
Alexander’s, Inc. REIT	24	7,788
Allianz SE (Germany)	326	44,623
Alterra Capital Holdings Ltd. (Bermuda)	675	20,682
American Campus Communities, Inc. REIT	456	20,611
American Express Co	1,057	65,692
American International Group, Inc.*	1,832	69,634
American Tower Corp., Class A REIT	343	26,617
AON PLC (United Kingdom)	1,542	94,201
Australia & New Zealand Banking Group Ltd. (Australia)	1,923	56,540
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	4,241	41,201
Banco Santander S.A. (Spain)	12,170	92,456
Bank of America Corp	11,901	133,648
Barclays PLC (United Kingdom)	11,295	52,636
Berkshire Hathaway, Inc., Class B*	2,520	257,443
BioMed Realty Trust, Inc. REIT	817	17,255
BNP Paribas (France)	809	45,590
Boston Properties, Inc. REIT	713	74,067
CBL & Associates Properties, Inc. REIT	920	20,921
Citigroup, Inc	2,953	123,937
Citizens, Inc.*	1,371	12,599
Commonwealth Bank of Australia (Australia)	1,143	78,716

Credit Acceptance Corp.*	150	16,580
Deutsche Bank AG (Germany)(a)	818	37,526
Equity Lifestyle Properties, Inc. REIT	270	19,896
Equity One, Inc. REIT	861	20,242
Equity Residential REIT	360	19,814
Extra Space Storage, Inc. REIT	600	22,464
Franklin Resources, Inc	201	28,391
Geo Group (The), Inc. REIT	518	17,892
Goldman Sachs Group (The), Inc	493	73,832
Hancock Holding Co	514	15,523
Hatteras Financial Corp. REIT	707	18,870
Highwoods Properties, Inc. REIT	481	17,557
Home Properties, Inc. REIT	310	19,350
HSBC Holdings PLC (United Kingdom)	14,106	156,609
ING Groep NV (Netherlands)*	2,790	22,461
Invesco Mortgage Capital, Inc. REIT	707	14,861
JPMorgan Chase & Co	3,939	192,697
Kilroy Realty Corp. REIT	426	22,476
LaSalle Hotel Properties REIT	600	15,234
Marsh & McLennan Cos., Inc	514	19,090
Meadowbrook Insurance Group, Inc	1,500	10,545
MFA Financial, Inc. REIT	2,355	20,912
Mid-America Apartment Communities, Inc. REIT	219	15,207
Mitsubishi UFJ Financial Group, Inc. (Japan)	8,826	49,076
Mizuho Financial Group, Inc. (Japan)	17,226	38,089
Monmouth Real Estate Investment Corp., Class A REIT	1,200	13,392
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	122	21,963
National Australia Bank Ltd. (Australia)	1,656	51,199
National Retail Properties, Inc. REIT	662	22,806
Ocwen Financial Corp.*	857	33,783
OMEGA Healthcare Investors, Inc. REIT	732	20,489
Post Properties, Inc. REIT	300	14,322
Primerica, Inc	450	14,162
ProAssurance Corp	376	17,631
ProLogis, Inc. REIT	2,142	83,410

Prudential PLC (United Kingdom)	1,933	28,799
PS Business Parks, Inc. REIT	171	12,652
Public Storage REIT	180	27,218
Republic Bancorp, Inc., Class A	600	12,984
Signature Bank*	210	15,597
Simon Property Group, Inc. REIT	326	51,789
Sovran Self Storage, Inc. REIT	100	6,084
Standard Chartered PLC (United Kingdom)	1,734	47,273
Starwood Property Trust, Inc. REIT	771	21,549
Sumitomo Mitsui Financial Group, Inc. (Japan)	966	38,845
SVB Financial Group*	270	18,106
T. Rowe Price Group, Inc	1,112	79,163
Tanger Factory Outlet Centers, Inc. REIT	532	18,774
Taylor Capital Group, Inc.*	857	14,166
Texas Capital Bancshares, Inc.*	257	10,861
Tompkins Financial Corp	343	14,210
Two Harbors Investment Corp. REIT	1,285	16,525
U.S. Bancorp	1,885	64,052
UBS AG (Switzerland)*	3,188	50,662
Visa, Inc., Class A	851	135,003
Washington Real Estate Investment Trust REIT	361	9,996
Wells Fargo & Co	5,152	180,732
Westpac Banking Corp. (Australia)	2,078	65,459
Zurich Financial Services AG (Switzerland)*	109	29,960

		3,556,113

Industrial - 5.8%
ABB Ltd. (Switzerland)*	1,606	36,846
Actuant Corp., Class A	450	13,685
Acuity Brands, Inc	160	10,901
Altra Holdings, Inc	943	24,273
AO Smith Corp	300	21,459
Apogee Enterprises, Inc	857	22,102
Boeing (The) Co	771	59,290
Bristow Group, Inc	100	5,826
Builders FirstSource, Inc.*	2,914	17,630
Caterpillar, Inc	663	61,241
Chart Industries, Inc.*	257	18,648
Clean Harbors, Inc.*	330	16,995
Colfax Corp.*	685	29,729
Cummins, Inc	257	29,779
Darling International, Inc.*	685	11,433
East Japan Railway Co. (Japan)	257	19,054
Eaton Corp. PLC (Ireland)	1,664	103,118
EMCOR Group, Inc	428	16,508
Emerson Electric Co	682	38,669
EnerSys*	366	14,962
Fabrinet (Cayman Islands)*	1,285	21,087
Fanuc Corp. (Japan)	85	13,184
FedEx Corp	360	37,955
FEI Co	224	14,188
General Dynamics Corp	350	23,790
General Electric Co	10,791	250,567
Genesee & Wyoming, Inc., Class A*	396	35,450
Golar LNG Ltd. (Bermuda)	375	14,216
Graphic Packaging Holding Co.*	2,485	18,439
Hexcel Corp.*	685	18,666
Hitachi Ltd. (Japan)	2,999	16,903
Ingersoll-Rand PLC (Ireland)	1,439	75,763
Komatsu Ltd. (Japan)	645	16,345
Koninklijke Philips Electronics NV (Netherlands)	781	22,177
Middleby Corp.*	86	12,841
Mitsubishi Electric Corp. (Japan)	1,906	15,598
Mueller Industries, Inc	257	13,667
Powell Industries, Inc.*	343	19,966
Rolls-Royce Holdings PLC (United Kingdom)*	1,474	23,001
Sauer-Danfoss, Inc	300	16,236
Schneider Electric S.A. (France)	346	26,652
Siemens AG (Germany)	637	66,306
Smith & Wesson Holding Corp.*	1,457	13,915
Stanley Black & Decker, Inc	700	55,090
Tetra Tech, Inc.*	428	12,352
Tredegar Corp	943	23,085
Triumph Group, Inc	300	22,023
Union Pacific Corp	514	70,474
United Parcel Service, Inc., Class B	948	78,352
United Technologies Corp	943	85,388
Vinci S.A. (France)	340	15,757
Woodward, Inc	514	19,239

		1,740,820

Technology - 6.0%
Accelrys, Inc.*	1,714	16,214
Activision Blizzard, Inc	5,549	79,351
Apple, Inc	919	405,646
Applied Materials, Inc	6,770	92,748
ASML Holding NV (Netherlands)	255	18,176
Aspen Technology, Inc.*	600	18,456
Athenahealth, Inc.*	257	24,104
CACI International, Inc., Class A*	158	8,019
Canon, Inc. (Japan)	921	33,592
Cirrus Logic, Inc.*	514	12,357
Citrix Systems, Inc.*	943	66,859
Commvault Systems, Inc.*	343	25,365
Concur Technologies, Inc.*	439	30,818
Cray, Inc.*	1,114	21,556
Dell, Inc	1,885	26,296
EMC Corp.*	2,114	48,643

EPIQ Systems, Inc.	1,121	13,945
Fidelity National Information Services, Inc	1,371	51,618
Hewlett-Packard Co	2,399	48,316
International Business Machines Corp	1,212	243,405
Jack Henry & Associates, Inc	573	25,052
Mentor Graphics Corp.*	933	16,523
Microsemi Corp.*	600	12,378
Microsoft Corp	8,581	238,552
MKS Instruments, Inc	343	9,309
Netsuite, Inc.*	428	29,870
Progress Software Corp.*	428	9,639
PTC, Inc.*	855	19,785
QLIK Technologies, Inc.*	782	20,332
SAP AG (Germany)	654	51,172
Solarwinds, Inc.*	514	29,020
SYNNEX Corp.*	257	9,799
Syntel, Inc	257	15,461
Ultimate Software Group, Inc.*	171	16,804

		1,789,180

Utilities - 1.0%
Centrica PLC (United Kingdom)	3,914	20,919
Cleco Corp	343	15,195
Dominion Resources, Inc	600	33,600
E.ON SE (Germany)	1,270	21,236
Edison International	1,628	78,192
GDF Suez (France)	956	18,097
National Grid PLC (United Kingdom)	2,516	27,861
New Jersey Resources Corp	257	11,452
Piedmont Natural Gas Co., Inc	356	11,477
SJW Corp	600	15,906
WGL Holdings, Inc	343	14,465
Wisconsin Energy Corp	1,114	46,009

		314,409

TOTAL COMMON STOCKS
(Cost $14,767,401)		16,757,399

PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)	98	21,428

TOTAL PREFERRED STOCKS
(Cost $ 20,959)		21,428

	Principal Amount	Value
CORPORATE BONDS - 11.0%
Basic Materials - 0.7%
BHP Billiton Finance USA Ltd. (Australia)
1.00%, 2/24/15	$197,000	199,071

Communications - 1.6%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14	70,000	73,005
Google, Inc.
1.25%, 5/19/14	14,000	14,168
Telefonica Emisiones S.A.U. (Spain)
4.949%, 1/15/15	301,000	316,803
Verizon Communications, Inc.
1.25%, 11/03/14	50,000	50,625
Viacom, Inc.
1.25%, 2/27/15	25,000	25,224

		479,825

Consumer, Non-cyclical - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 1/15/15	14,000	14,922
Clorox (The) Co.
5.00%, 1/15/15	59,000	63,314
Wyeth
5.50%, 2/01/14	14,000	14,639

		92,875

Energy - 0.3%
BP Capital Markets PLC (United Kingdom)
3.625%, 5/08/14	77,000	79,859

Financial - 7.4%
American Tower Corp.
4.625%, 4/01/15	100,000	107,152
Bank of New York Mellon (The) Corp., MTN
4.30%, 5/15/14	32,000	33,508
Bank of Nova Scotia (Canada)
3.40%, 1/22/15	25,000	26,315
Barclays PLC (United Kingdom)
5.20%, 7/10/14	55,000	58,264
Caterpillar Financial Services Corp., MTN
6.125%, 2/17/14	62,000	65,418
Citigroup, Inc.
6.375%, 8/12/14	372,000	400,197
Morgan Stanley, Series G, MTN
4.10%, 1/26/15	30,000	31,470
National Rural Utilities Cooperative Finance Corp.
1.00%, 2/02/15	784,000	791,239
Prudential Financial, Inc., Series B, MTN
5.10%, 9/20/14	63,000	67,139
Royal Bank of Canada, MTN (Canada)
1.15%, 3/13/15	85,000	86,002
Simon Property Group LP
5.10%, 6/15/15	98,000	107,485
Toyota Motor Credit Corp., Series G, MTN
1.25%, 11/17/14	445,000	451,151

		2,225,340

Technology - 0.5%
Hewlett-Packard Co.
6.125%, 3/01/14	106,000	111,372
Microsoft Corp.
0.875%, 9/27/13	34,000	34,117

		145,489

Utilities - 0.2%
Exelon Generation Co. LLC
5.35%, 1/15/14	63,000	65,486

TOTAL CORPORATE BONDS
(Cost $3,246,641)		3,287,945

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 32.8%
United States Treasury Bonds/Notes - 32.8%
0.75%, 9/15/13	1,111,900	1,115,724
4.75%, 5/15/14	622,400	656,583
4.25%, 8/15/14	599,800	635,179
2.375%, 9/30/14	652,400	674,775
0.50%, 10/15/14	655,500	658,599
0.25%, 12/15/14	689,800	690,177
2.625%, 12/31/14	652,400	681,019
4.00%, 2/15/15	595,500	639,209
2.375%, 2/28/15	641,800	668,976
0.375%, 3/15/15	659,800	661,501
2.50%, 3/31/15	684,800	716,847
2.125%, 5/31/15	641,800	668,525
4.25%, 8/15/15	642,700	704,911
1.25%, 9/30/15	642,700	658,466

		9,830,491

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS
(Cost $9,790,441)		9,830,491

TOTAL INVESTMENTS - 99.7%
(Cost $27,825,442)(b)		29,897,263
Other assets less liabilities - 0.3%		95,635

NET ASSETS - 100.0%		$29,992,898

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	5/31/2012	Purchases at cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain	Fair Value 02/28/2013	Dividend Income
Deutsche Bank AG (Common Stock)	$28,230	$5,103	$(5,583)	$8,306	$1,470	$37,526	$728

(b)	At February 28, 2013, the aggregate cost of investments for Federal income tax purposes was $27,854,060. The net unrealized appreciation was $2,043,203 which consisted of aggregate gross unrealized appreciation of $3,155,016 and aggregate gross unrealized depreciation of $1,111,813.

SCHEDULE OF INVESTMENTS

db X-trackers 2030 Target Date Fund

February 28, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 79.8%
Basic Materials - 3.9%
Air Liquide S.A. (France)	402	$48,982
Anglo American PLC (United Kingdom)	1,652	48,197
BASF SE (Germany)	1,120	105,688
BHP Billiton Ltd. (Australia)	4,045	153,510
BHP Billiton PLC (United Kingdom)	2,580	81,812
Coeur d’Alene Mines Corp.*	1,220	23,192
Dow Chemical (The) Co	2,031	64,423
E.I. du Pont de Nemours & Co	1,602	76,736
Freeport-McMoRan Copper & Gold, Inc	1,419	45,294
Gold Resource Corp	600	7,860
HB Fuller Co	500	20,435
International Paper Co	3,100	136,431
Linde AG (Germany)	210	38,134
Monsanto Co	800	80,824
NewMarket Corp	100	25,167
Rio Tinto Ltd. (Australia)	492	33,772
Rio Tinto PLC (United Kingdom)	1,714	92,129
Sensient Technologies Corp	500	18,455
Sherwin-Williams (The) Co	800	129,272
Syngenta AG (Switzerland)	114	48,632
Xstrata PLC (United Kingdom)	2,218	39,139

		1,318,084

Communications - 7.6%
Amazon.com, Inc.*	800	211,416
Anixter International, Inc	419	28,877
Arris Group, Inc.*	1,100	19,085
AT&T, Inc	9,696	348,183
Bankrate, Inc.*	1,300	14,625
Brightcove, Inc.*	1,500	9,450
BT Group PLC, Class A (United Kingdom)	9,057	36,804
CenturyLink, Inc	1,000	34,670
Cisco Systems, Inc	9,355	195,051
Comcast Corp., Class A	4,245	168,909
Consolidated Communications Holdings, Inc	1,400	23,520
Corning, Inc	2,487	31,361
Deutsche Telekom AG (Germany)	3,050	32,804
Finisar Corp.*	1,000	14,650
France Telecom S.A. (France)	2,153	20,882
Google, Inc., Class A*	521	417,425
Leap Wireless International, Inc.*	3,600	19,260
Meredith Corp	500	21,010
Netgear, Inc.*	300	10,215
News Corp., Class A	2,405	69,264
Softbank Corp. (Japan)	787	29,301
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	4,075	49,598
Telefonica S.A. (Spain)	5,449	71,238
Thomson Reuters Corp. (Canada)	1,400	42,812
Time Warner, Inc	1,554	82,626
Verizon Communications, Inc	4,508	209,757
ViaSat, Inc.*	437	20,522
Vodafone Group PLC (United Kingdom)	58,702	147,517
Vonage Holdings Corp.*	12,000	31,680

Walt Disney (The) Co	2,805	153,125

		2,565,637

Consumer, Cyclical - 8.2%
Arctic Cat, Inc.*	600	21,798
Ascena Retail Group, Inc.*	1,540	25,857
Bayerische Motoren Werke AG (Germany)	442	40,854
Carter’s, Inc.*	600	33,846
Cash America International, Inc	189	9,571
Cie Financiere Richemont S.A. (Switzerland)	664	53,614
Cinemark Holdings, Inc	1,043	28,995
Coinstar, Inc.*	300	15,357
Columbia Sportswear Co	399	22,156
Compass Group PLC (United Kingdom)	2,448	29,746
CVS Caremark Corp	2,188	111,851
Daimler AG (Germany)	1,115	66,566
Dana Holding Corp	1,711	28,625
Dr Horton, Inc	2,200	49,060
DTS, Inc.*	1,200	23,880
Ford Motor Co	6,531	82,356
GNC Holdings, Inc., Class A	1,000	41,000
Hennes & Mauritz AB, Class B (Sweden)	1,047	37,702
Honda Motor Co. Ltd. (Japan)	2,138	80,065

Inditex S.A. (Spain)	252	33,818
JetBlue Airways Corp.*	2,700	16,362
Kohl’s Corp	1,700	78,370
Krispy Kreme Doughnuts, Inc.*	3,200	42,240
Las Vegas Sands Corp	1,550	79,809
Lennar Corp., Class A	1,300	50,167
Life Time Fitness, Inc.*	500	21,070
Lions Gate Entertainment Corp. (Canada)*	1,500	31,455
Lowe’s Cos., Inc	2,200	83,930
LVMH Moet Hennessy Louis Vuitton S.A. (France)	324	55,870
Maidenform Brands, Inc.*	1,000	19,190
MDC Holdings, Inc	500	19,215
Men’s Wearhouse (The), Inc	504	14,172
Mitsubishi Corp. (Japan)	1,572	31,334
Mitsui & Co. Ltd. (Japan)	2,042	30,411
Nike, Inc., Class B	1,556	84,740
Nissan Motor Co. Ltd. (Japan)	3,200	32,499
Nu Skin Enterprises, Inc., Class A	500	20,600
Penske Automotive Group, Inc	1,089	32,409
Red Robin Gourmet Burgers, Inc.*	612	26,243
Ross Stores, Inc	1,800	104,328
Ruby Tuesday, Inc.*	3,100	22,754
Ryman Hospitality Properties REIT	565	25,284
Saks, Inc.*	2,101	23,951
SIX Flags Entertainment Corp	500	33,405
Southwest Airlines Co	6,000	70,200
Systemax, Inc	1,700	16,915
Target Corp	1,050	66,108
Tenneco, Inc.*	600	21,258
Toyota Motor Corp. (Japan)	3,419	176,583
VF Corp	800	129,008
Wabash National Corp.*	3,500	33,390
Wal-Mart Stores, Inc	5,396	381,928
Watsco, Inc	315	24,529
World Fuel Services Corp	591	22,476

		2,758,920

Consumer, Non-cyclical - 16.4%
Abbott Laboratories	5,221	176,418
Acacia Research - Acacia Technologies*	400	11,184
Accuray, Inc.*	3,400	14,518
Aetna, Inc	2,900	136,851
Align Technology, Inc.*	900	28,296
Amsurg Corp.*	400	12,080
Anheuser-Busch InBev NV (Belgium)	891	83,590
Ariad Pharmaceuticals, Inc.*	1,700	35,751
AstraZeneca PLC (United Kingdom)	1,473	66,978
Avanir Pharmaceuticals, Inc., Class A*	6,700	18,291
Bayer AG (Germany)	919	91,142
Becton Dickinson and Co	1,600	140,896
BioScrip, Inc.*	3,000	32,850
Bristol-Myers Squibb Co	2,800	103,516
British American Tobacco PLC (United Kingdom)	2,326	121,264
Capella Education Co.*	800	25,328
Centene Corp.*	460	20,709
Cepheid, Inc.*	700	25,501
Chemocentryx, Inc.*	1,700	22,933
Coca-Cola (The) Co	7,200	278,783
CONMED Corp	300	9,333
Convergys Corp	1,300	21,567
Costar Group, Inc.*	300	30,222
CSL Ltd. (Australia)	613	37,654
DANONE S.A. (France)	711	49,441
Diageo PLC (United Kingdom)	2,773	83,344
Fresh Del Monte Produce, Inc	600	15,654
Fresh Market, (The), Inc.*	500	23,310
FTI Consulting, Inc.*	500	17,370
GlaxoSmithKline PLC (United Kingdom)	6,181	136,609
Hain Celestial Group (The), Inc.*	400	21,900
Hanger, Inc.*	300	8,898
Harris Teeter Supermarkets, Inc	561	24,123
Imperial Tobacco Group PLC (United Kingdom)	1,083	39,290
Incyte Corp. Ltd.*	1,137	25,241
Integra Lifesciences Holdings Corp.*	300	12,222
JM Smucker (The) Co	862	82,149
Johnson & Johnson	4,422	336,557
Live Nation Entertainment, Inc.*	1,667	17,654
Magellan Health Services, Inc.*	225	11,601
MasterCard, Inc., Class A	201	104,082
Medivation, Inc.*	600	29,484
Medtronic, Inc	1,700	76,432
Merck & Co., Inc	4,430	189,294
Molina Healthcare, Inc.*	500	15,955

Mondelez International, Inc., Class A	4,387	121,301
Nestle S.A. (Switzerland)	3,954	277,525
Novartis AG (Switzerland)	2,736	186,612
Novo Nordisk A/S, Class B (Denmark)	478	83,606
Onyx Pharmaceuticals, Inc.*	412	31,028
Pfizer, Inc	11,861	324,636
Pharmacyclics, Inc.*	600	52,667
Pilgrim’s Pride Corp.*	4,300	37,883
Procter & Gamble (The) Co	4,373	333,135
Quad/Graphics, Inc	1,300	28,275
Questcor Pharmaceuticals, Inc	700	22,820
Reckitt Benckiser Group PLC (United Kingdom)	797	53,582
Rent-A-Center, Inc	700	25,396
Roche Holding AG (Switzerland)	840	193,258
Rollins, Inc	1,454	35,637
SABMiller PLC (United Kingdom)	1,127	56,061
Salix Pharmaceuticals Ltd.*	600	29,310
Sanofi (France)	942	89,384
Santarus, Inc.*	3,000	39,810
Seaboard Corp	16	45,648
Seattle Genetics, Inc.*	1,225	34,472
Select Medical Holdings Corp	1,700	15,708
Sequenom, Inc.*	5,700	23,427
Spectrum Brands Holdings, Inc	500	27,045
Takeda Pharmaceutical Co. Ltd. (Japan)	842	43,761
Tesco PLC (United Kingdom)	9,514	53,377
Teva Pharmaceutical Industries Ltd. (Israel)	1,067	39,965
TreeHouse Foods, Inc.*	466	27,210
Unilever NV (Netherlands)	1,998	77,605
Unilever PLC (United Kingdom)	1,580	63,029
United Natural Foods, Inc.*	500	25,310
UnitedHealth Group, Inc	1,835	98,081
ViroPharma, Inc.*	800	19,952
Woolworths Ltd. (Australia)	1,457	52,102
Wright Medical Group, Inc.*	500	11,625

		5,546,508

Diversified - 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	2,625	28,281

Energy - 8.5%
BG Group PLC (United Kingdom)	4,030	71,298
BP PLC (United Kingdom)	21,619	146,263
Cameron International Corp.*	1,837	117,054
Cheniere Energy, Inc.*	2,000	42,600
Chevron Corp	3,083	361,173
ConocoPhillips	2,033	117,812
Continental Resources, Inc.*	1,300	114,400
CVR Energy, Inc.*	800	44,944
Dril-Quip, Inc.*	373	30,672
Energy XXI Bermuda Ltd. (Bermuda)	800	23,784
ENI S.p.A (Italy)	2,926	66,790
Exxon Mobil Corp	7,398	662,490
Helix Energy Solutions Group, Inc.*	900	21,069
Hess Corp	2,700	179,550
Kodiak Oil & Gas Corp.*	2,400	21,360
McMoRan Exploration Co.*	1,312	21,110
Oasis Petroleum, Inc.*	900	33,030
Royal Dutch Shell PLC, Class A (United Kingdom)	4,356	143,485
Royal Dutch Shell PLC, Class B (United Kingdom)	3,143	106,081
Schlumberger Ltd. (Netherland Antilles)	2,164	168,467
Southwestern Energy Co.*	2,399	82,214

Statoil ASA (Norway)	1,252	31,225
Targa Resources Corp	400	24,400
Tesco Corp.*	1,900	24,149
Total S.A. (France)	2,630	131,671
Vantage Drilling Co.*	13,036	21,249
Williams (The) Cos., Inc	1,000	34,710
Woodside Petroleum Ltd. (Australia)	783	30,060

		2,873,110

Financial - 17.0%
AIA Group Ltd. (Hong Kong)	11,400	49,394
Alexander’s, Inc. REIT	100	32,450
Allianz SE (Germany)	516	70,630
Alterra Capital Holdings Ltd. (Bermuda)	1,050	32,172
American Campus Communities, Inc. REIT	719	32,499
American Express Co	1,823	113,300
American International Group, Inc.*	2,925	111,179
American Tower Corp., Class A REIT	600	46,560
AON PLC (United Kingdom)	2,500	152,725
Australia & New Zealand Banking Group Ltd. (Australia)	3,055	89,823
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	6,804	66,100

Banco Santander S.A. (Spain)	19,763	150,140
Bank of America Corp	18,911	212,371
Barclays PLC (United Kingdom)	16,066	74,869
Berkshire Hathaway, Inc., Class B*	4,014	410,071
BioMed Realty Trust, Inc. REIT	1,400	29,568
BNP Paribas (France)	1,234	69,540
Boston Properties, Inc. REIT	1,170	121,540
CBL & Associates Properties, Inc. REIT	1,711	38,908
Citigroup, Inc	5,086	213,459
Citizens, Inc.*	2,100	19,299
Commonwealth Bank of Australia (Australia)	1,711	117,833
Credit Acceptance Corp.*	214	23,653
Deutsche Bank AG (Germany) (a)	1,327	60,876
Equity Lifestyle Properties, Inc. REIT	358	26,381
Equity One, Inc. REIT	1,190	27,977
Equity Residential REIT	466	25,649
Extra Space Storage, Inc. REIT	1,000	37,440
Franklin Resources, Inc	332	46,895
Geo Group (The), Inc. REIT	806	27,839
Goldman Sachs Group (The), Inc	786	117,711
Hancock Holding Co	800	24,160
Hatteras Financial Corp. REIT	1,100	29,359
Highwoods Properties, Inc. REIT	751	27,412
Home Properties, Inc. REIT	404	25,218
HSBC Holdings PLC (United Kingdom)	23,015	255,519
ING Groep NV (Netherlands)*	4,810	38,724
Invesco Mortgage Capital, Inc. REIT	1,200	25,224
JPMorgan Chase & Co	6,393	312,745
Kilroy Realty Corp. REIT	700	36,932
LaSalle Hotel Properties REIT	856	21,734
Marsh & McLennan Cos., Inc	900	33,426
Meadowbrook Insurance Group, Inc	2,362	16,605
MFA Financial, Inc. REIT	3,247	28,833
Mid-America Apartment Communities, Inc. REIT	406	28,193
Mitsubishi UFJ Financial Group, Inc. (Japan)	14,373	79,919
Mizuho Financial Group, Inc. (Japan)	26,921	59,526
Monmouth Real Estate Investment Corp., Class A REIT	1,900	21,204
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	203	36,544
National Australia Bank Ltd. (Australia)	2,692	83,229
National Retail Properties, Inc. REIT	1,044	35,966
Ocwen Financial Corp.*	1,300	51,246
OMEGA Healthcare Investors, Inc. REIT	1,173	32,832
Post Properties, Inc. REIT	437	20,862
Primerica, Inc	500	15,735
ProAssurance Corp	610	28,603
ProLogis, Inc. REIT	3,500	136,289
Prudential PLC (United Kingdom)	2,949	43,936
PS Business Parks, Inc. REIT	300	22,197
Public Storage REIT	251	37,954
Republic Bancorp, Inc., Class A	1,000	21,640
Signature Bank*	444	32,976
Simon Property Group, Inc. REIT	455	72,281
Sovran Self Storage, Inc. REIT	300	18,252
Standard Chartered PLC (United Kingdom)	2,895	78,925
Starwood Property Trust, Inc. REIT	1,100	30,745
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,539	61,887
SVB Financial Group*	444	29,775
T. Rowe Price Group, Inc	1,984	141,241
Tanger Factory Outlet Centers, Inc. REIT	915	32,290
Taylor Capital Group, Inc.*	1,300	21,489
Texas Capital Bancshares, Inc.*	400	16,904
Tompkins Financial Corp	600	24,858
Two Harbors Investment Corp. REIT	2,300	29,578
U.S. Bancorp	3,000	101,940
UBS AG (Switzerland)*	5,048	80,221
Visa, Inc., Class A	1,287	204,170
Washington Real Estate Investment Trust REIT	809	22,401
Wells Fargo & Co	8,297	291,059
Westpac Banking Corp. (Australia)	3,348	105,465
Zurich Financial Services AG (Switzerland)	171	47,001

		5,724,075

Industrial - 8.2%
ABB Ltd. (Switzerland)*	2,497	57,288
Actuant Corp., Class A	612	18,611
Acuity Brands, Inc	344	23,437
Altra Holdings, Inc	1,400	36,036
AO Smith Corp	437	31,259
Apogee Enterprises, Inc	1,300	33,527
Boeing (The) Co	1,200	92,280
Bristow Group, Inc	400	23,304
Builders FirstSource, Inc.*	4,500	27,225
Caterpillar, Inc	1,133	104,655
Chart Industries, Inc.*	300	21,768
Clean Harbors, Inc.*	429	22,094

Colfax Corp.*	1,000	43,400
Cummins, Inc	320	37,078
Darling International, Inc.*	1,100	18,359
East Japan Railway Co. (Japan)	400	29,655
Eaton Corp. PLC (Ireland)	2,576	159,635
EMCOR Group, Inc	700	26,999
Emerson Electric Co	1,242	70,421
EnerSys*	422	17,251
Fabrinet (Cayman Islands)*	2,000	32,820
FANUC Corp. (Japan)	245	38,001
FedEx Corp	466	49,130
FEI Co	400	25,336
General Dynamics Corp	635	43,161
General Electric Co	17,317	402,101
Genesee & Wyoming, Inc., Class A*	537	48,072
Golar LNG Ltd. (Bermuda)	612	23,201
Graphic Packaging Holding Co.*	3,900	28,938
Hexcel Corp.*	1,000	27,250
Hitachi Ltd. (Japan)	4,374	24,653
Ingersoll-Rand PLC (Ireland)	2,384	125,519
Komatsu Ltd. (Japan)	1,011	25,620
Koninklijke Philips Electronics NV (Netherlands)	1,147	32,570
Middleby Corp.*	200	29,862
Mitsubishi Electric Corp. (Japan)	2,334	19,100
Mueller Industries, Inc	400	21,272
Powell Industries, Inc.*	600	34,926
Rolls-Royce Holdings PLC (United Kingdom)*	2,344	36,577
Sauer-Danfoss, Inc	437	23,650
Schneider Electric S.A. (France)	647	49,838
Siemens AG (Germany)	1,008	104,924
Smith & Wesson Holding Corp.*	2,300	21,965
Stanley Black & Decker, Inc	1,212	95,384
Tetra Tech, Inc.*	700	20,202
Tredegar Corp	1,500	36,720
Triumph Group, Inc	437	32,080
Union Pacific Corp	800	109,689
United Parcel Service, Inc., Class B	1,517	125,380
United Technologies Corp	1,500	135,825
Vinci S.A. (France)	472	21,875
Woodward, Inc	800	29,944

		2,769,867

Technology - 8.4%
Accelrys, Inc.*	2,600	24,596
Activision Blizzard, Inc	8,486	121,351
Apple, Inc	1,466	647,092
Applied Materials, Inc	10,800	147,960
ASML Holding NV (Netherlands)	378	26,943
Aspen Technology, Inc.*	1,000	30,760
Athenahealth, Inc.*	400	37,516
CACI International, Inc., Class A*	224	11,368
Canon, Inc. (Japan)	1,537	56,059
Cirrus Logic, Inc.*	800	19,232
Citrix Systems, Inc.*	1,500	106,350
Commvault Systems, Inc.*	500	36,975
Concur Technologies, Inc.*	596	41,839
Cray, Inc.*	1,800	34,830
Dell, Inc	3,100	43,245
EMC Corp.*	3,300	75,933
EPIQ Systems, Inc	1,575	19,593
Fidelity National Information Services, Inc	2,300	86,595
Hewlett-Packard Co	3,675	74,015
International Business Machines Corp	1,940	389,610
Jack Henry & Associates, Inc	806	35,238
Mentor Graphics Corp.*	1,300	23,023
Microsemi Corp.*	875	18,051
Microsoft Corp	13,464	374,300
MKS Instruments, Inc	600	16,284
Netsuite, Inc.*	600	41,874
Progress Software Corp.*	700	15,764
PTC, Inc.*	1,152	26,657
QLIK Technologies, Inc.*	1,187	30,862
SAP AG (Germany)	1,092	85,443
Solarwinds, Inc.*	900	50,814
SYNNEX Corp.*	400	15,252
Syntel, Inc	400	24,064
Ultimate Software Group, Inc.*	300	29,481
Veeco Instruments, Inc.*	400	12,764

		2,831,733

Utilities - 1.5%
Centrica PLC (United Kingdom)	6,226	33,276
Cleco Corp	600	26,580
Dominion Resources, Inc	900	50,400

E.ON SE (Germany)	1,813	30,315
Edison International	2,600	124,878
GDF Suez (France)	1,520	28,774
National Grid PLC (United Kingdom)	4,321	47,848
New Jersey Resources Corp	400	17,824
Piedmont Natural Gas Co., Inc	621	20,021
SJW Corp	900	23,859
WGL Holdings, Inc	500	21,085
Wisconsin Energy Corp	1,800	74,341

		499,201

TOTAL COMMON STOCKS
(Cost $23,579,145)		26,915,416

PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)	151	33,017

TOTAL PREFERRED STOCKS
(Cost $32,294)		33,017

	Principal Amount	Value
CORPORATE BONDS - 18.4%
Basic Materials - 0.7%
Barrick North America Finance LLC
5.70%, 5/30/41	$75,000	81,653
BHP Billiton Finance USA Ltd. (Australia)
4.125%, 2/24/42	40,000	41,320
Ecolab, Inc.
5.50%, 12/08/41	35,000	41,098
International Paper Co.
6.00%, 11/15/41	35,000	40,949
Rio Tinto Finance USA Ltd. (Australia)
5.20%, 11/02/40	35,000	40,673

		245,693

Communications - 2.5%
America Movil S.A.B de CV (Mexico)
6.125%, 3/30/40	75,000	91,001
AT&T, Inc.
5.55%, 8/15/41	235,000	266,035
Cisco Systems, Inc.
5.90%, 2/15/39	160,000	203,235
Corning, Inc.
4.75%, 3/15/42	40,000	41,262
Discovery Communications LLC
4.95%, 5/15/42	80,000	83,114
Verizon Communications, Inc.
6.00%, 4/01/41	30,000	36,403
Viacom, Inc.
4.50%, 2/27/42	85,000	81,248
Walt Disney (The) Co., Series E
4.125%, 12/01/41	40,000	41,808

		844,106

Consumer, Cyclical - 0.8%
Home Depot, Inc.
5.95%, 4/01/41	30,000	39,306
Lowe’s Cos., Inc.
5.125%, 11/15/41	110,000	123,192
McDonald’s Corp., MTN
3.70%, 2/15/42	125,000	123,399

		285,897

Consumer, Non-cyclical - 3.8%
Amgen, Inc.
5.65%, 6/15/42	185,000	218,357
Archer-Daniels-Midland Co.
5.765%, 3/01/41	65,000	79,044
Diageo Investment Corp.
4.25%, 5/11/42	40,000	41,619
Express Scripts Holding Co.
6.125%, 11/15/41	35,000	43,893
General Mills, Inc.
5.40%, 6/15/40	35,000	41,889
Gilead Sciences, Inc.
5.65%, 12/01/41	70,000	86,248
Johnson & Johnson
5.95%, 8/15/37	118,000	158,548
Kimberly-Clark Corp.
5.30%, 3/01/41	35,000	43,419
Medtronic, Inc.
4.50%, 3/15/42	35,000	38,769
PepsiCo, Inc.
4.00%, 3/05/42	40,000	40,116

Philip Morris International, Inc.
4.50%, 3/20/42	80,000	84,239
Procter & Gamble (The) Co.
5.55%, 3/05/37	217,000	279,960
UnitedHealth Group, Inc.
4.625%, 11/15/41	55,000	57,689
WellPoint, Inc.
4.625%, 5/15/42	60,000	60,399

		1,274,189

Energy - 2.1%
Apache Corp.
4.75%, 4/15/43	35,000	36,405
Baker Hughes, Inc.
5.125%, 9/15/40	35,000	41,319
Devon Energy Corp.
4.75%, 5/15/42	80,000	79,582
Enterprise Products Operating LLC
4.85%, 8/15/42	120,000	122,963
Halliburton Co.
4.50%, 11/15/41	40,000	43,482
Plains All American Pipeline LP / PAA Finance Corp.
5.15%, 6/01/42	35,000	38,448
Shell International Finance BV (Netherlands)
6.375%, 12/15/38	176,000	244,152
Transcanada Pipelines Ltd. (Canada)
6.10%, 6/01/40	65,000	84,127

		690,478

Financial - 2.0%
Berkshire Hathaway Finance Corp.
4.40%, 5/15/42	40,000	39,913
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN (Netherlands)
5.25%, 5/24/41	35,000	40,384
General Electric Capital Corp.
2.10%, 1/07/14	260,000	263,930
HSBC Holdings PLC (United Kingdom)
6.10%, 1/14/42	35,000	45,267
JPMorgan Chase & Co.
5.60%, 7/15/41	115,000	139,293
MetLife, Inc.
5.875%, 2/06/41	35,000	43,101
Simon Property Group LP
4.75%, 3/15/42	40,000	42,580
Travelers (The) Cos., Inc.
5.35%, 11/01/40	35,000	42,974

		657,442

Industrial - 1.8%
Caterpillar, Inc.
5.20%, 5/27/41	100,000	120,135
Deere & Co.
3.90%, 6/09/42	40,000	40,463
Dover Corp.
5.375%, 3/01/41	35,000	43,312
Illinois Tool Works, Inc.
4.875%, 9/15/41	35,000	39,454
Koninklijke Philips Electronics NV (Netherlands)
5.00%, 3/15/42	40,000	45,099
Norfolk Southern Corp.
4.837%, 10/01/41	115,000	126,245
7.90%, 5/15/97	27,000	42,143
Sonoco Products Co.
5.75%, 11/01/40	35,000	39,982
Stanley Black & Decker, Inc.
5.20%, 9/01/40	75,000	84,734
Union Pacific Corp.
4.75%, 9/15/41	35,000	38,564

		620,131

Technology - 0.7%
Applied Materials, Inc.
5.85%, 6/15/41	35,000	41,861
Intel Corp.
4.80%, 10/01/41	35,000	37,483
Microsoft Corp.
4.50%, 10/01/40	35,000	38,321
Oracle Corp.
5.375%, 7/15/40	98,000	118,743

		236,408

Utilities - 4.0%
AGL Capital Corp.
5.875%, 3/15/41	30,000	37,981
Alabama Power Co., Series 11-C
5.20%, 6/01/41	55,000	65,237
Arizona Public Service Co.
5.05%, 9/01/41	60,000	69,161

Duke Energy Indiana, Inc.
6.45%, 4/01/39	90,000	119,587
Florida Power & Light Co.
5.95%, 2/01/38	121,000	159,525
4.125%, 2/01/42	110,000	114,597
Georgia Power Co.
4.30%, 3/15/42	110,000	114,036
Nevada Power Co.
5.45%, 5/15/41	55,000	66,992
Puget Sound Energy, Inc.
4.434%, 11/15/41	95,000	101,774
Southern California Edison Co.
6.05%, 3/15/39	193,000	256,134
Southern California Gas Co.
5.125%, 11/15/40	91,000	110,950
Southern Power Co.
5.15%, 9/15/41	105,000	118,040

		1,334,014

TOTAL CORPORATE BONDS
(Cost $6,560,762)		6,188,358

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 1.3%
United States Treasury Bonds/Notes - 1.3%
4.50%, 2/15/36	37,000	47,215
4.50%, 8/15/39	62,400	80,116
4.375%, 11/15/39	32,400	40,824
4.625%, 2/15/40	83,900	109,843
4.375%, 5/15/41	130,000	163,983

		441,981

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS
(Cost $423,244)		441,981

TOTAL INVESTMENTS - 99.6%
(Cost $30,595,445)(b)		33,578,772
Other assets less liabilities - 0.4%		137,057

NET ASSETS - 100.0%		$33,715,829

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	5/31/2012	Purchases at cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain	Fair Value 02/28/2013	Dividend Income
Deutsche Bank AG (Common Stock)	$40,314	$8,887	$—	$11,675	$—	$60,876	$1,039

(b)	At February 28, 2013, the aggregate cost of investments for Federal income tax purposes was $30,628,616. The net unrealized appreciation was $2,950,156 which consisted of aggregate gross unrealized appreciation of $5,029,846 and aggregate gross unrealized depreciation of $2,079,690.

SCHEDULE OF INVESTMENTS

db X-trackers 2040 Target Date Fund

February 28, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 94.1%
Basic Materials - 4.7%
Air Liquide S.A. (France)	398	$48,494
Anglo American PLC (United Kingdom)	1,716	50,064
BASF SE (Germany)	1,098	103,612
BHP Billiton Ltd. (Australia)	3,951	149,942
BHP Billiton PLC (United Kingdom)	2,462	78,070
Coeur d’Alene Mines Corp.*	1,271	24,162
Dow Chemical (The) Co	2,102	66,675
E.I. du Pont de Nemours & Co	1,516	72,616
Freeport-McMoRan Copper & Gold, Inc	1,590	50,753
Gold Resource Corp	600	7,860
HB Fuller Co	514	21,007
International Paper Co	3,084	135,727
Linde AG (Germany)	211	38,316
Monsanto Co	771	77,894
NewMarket Corp	136	34,227
Rio Tinto Ltd. (Australia)	468	32,125
Rio Tinto PLC (United Kingdom)	1,681	90,355
Sensient Technologies Corp	514	18,972
Sherwin-Williams (The) Co	857	138,483
Syngenta AG (Switzerland)	105	44,793
Xstrata PLC (United Kingdom)	2,110	37,233

		1,321,380

Communications - 8.8%
Amazon.com, Inc.*	711	187,896
Anixter International, Inc	308	21,227
Arris Group, Inc.*	1,114	19,328
AT&T, Inc	9,506	341,361
Bankrate, Inc.*	1,200	13,500
Brightcove, Inc.*	1,542	9,715
BT Group PLC, Class A (United Kingdom)	8,880	36,084
CenturyLink, Inc	943	32,694
Cisco Systems, Inc	9,232	192,487
Comcast Corp., Class A	4,222	167,993
Consolidated Communications Holdings, Inc	1,457	24,478
Corning, Inc	2,786	35,131
Deutsche Telekom AG (Germany)	2,855	30,707
Finisar Corp.*	1,114	16,320
France Telecom S.A. (France)	2,004	19,437
Google, Inc., Class A*	509	407,811
Leap Wireless International, Inc.*	3,770	20,170
Meredith Corp	428	17,985
Netgear, Inc.*	428	14,573
News Corp., Class A	2,424	69,811
Softbank Corp. (Japan)	914	34,030
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,737	45,484
Telefonica S.A. (Spain)	5,301	69,303
Thomson Reuters Corp. (Canada)	1,333	40,763
Time Warner, Inc	1,429	75,980
Verizon Communications, Inc	4,470	207,989
ViaSat, Inc.*	428	20,099
Vodafone Group PLC (United Kingdom)	58,384	146,717
Vonage Holdings Corp.*	12,594	33,248

Walt Disney (The) Co	2,747	149,959

		2,502,280

Consumer, Cyclical - 9.7%
Arctic Cat, Inc.*	600	21,798
Ascena Retail Group, Inc.*	1,585	26,612
Bayerische Motoren Werke AG (Germany)	434	40,114
Carter’s, Inc.*	600	33,846
Cash America International, Inc	333	16,863
Cie Financiere Richemont S.A. (Switzerland)	691	55,794
Cinemark Holdings, Inc	1,012	28,134
Coinstar, Inc.*	343	17,558
Columbia Sportswear Co	334	18,547

Compass Group PLC (United Kingdom)	2,250	27,340
CVS Caremark Corp	2,167	110,777
Daimler AG (Germany)	1,082	64,596
Dana Holding Corp	1,599	26,751
Dr Horton, Inc	2,142	47,767
DTS, Inc.*	1,285	25,572
Ford Motor Co	6,569	82,835
GNC Holdings, Inc., Class A	943	38,663
Hennes & Mauritz AB, Class B (Sweden)	1,251	45,048
Honda Motor Co. Ltd. (Japan)	2,098	78,567
Inditex S.A. (Spain)	258	34,623
JetBlue Airways Corp.*	2,656	16,095
Kohl’s Corp	1,628	75,051
Krispy Kreme Doughnuts, Inc.*	3,427	45,236
Las Vegas Sands Corp	1,542	79,398
Lennar Corp., Class A	1,285	49,588
Life Time Fitness, Inc.*	428	18,036
Lions Gate Entertainment Corp. (Canada)*	1,542	32,336
Lowe’s Cos., Inc	2,228	84,999
LVMH Moet Hennessy Louis Vuitton S.A. (France)	317	54,663
Maidenform Brands, Inc.*	1,114	21,378
MDC Holdings, Inc	514	19,753
Men’s Wearhouse, (The), Inc	445	12,513
Mitsubishi Corp. (Japan)	1,493	29,760
Mitsui & Co. Ltd. (Japan)	2,014	29,993
Nike, Inc., Class B	1,600	87,136
Nissan Motor Co. Ltd. (Japan)	3,170	32,195
Nu Skin Enterprises, Inc., Class A	667	27,480
Penske Automotive Group, Inc	1,066	31,724
Red Robin Gourmet Burgers, Inc.*	600	25,728
Ross Stores, Inc	1,714	99,344
Ruby Tuesday, Inc.*	3,256	23,899
Ryman Hospitality Properties REIT	581	26,000
Saks, Inc.*	1,999	22,789
SIX Flags Entertainment Corp	514	34,340
Southwest Airlines Co	5,655	66,164
Systemax, Inc	1,799	17,900
Target Corp	1,114	70,137
Tenneco, Inc.*	685	24,270
Toyota Motor Corp. (Japan)	3,330	171,986
VF Corp	757	122,074
Wabash National Corp.*	3,684	35,145
Wal-Mart Stores, Inc	5,378	380,654
Watsco, Inc	342	26,632
World Fuel Services Corp	578	21,981

		2,758,182

Consumer, Non-cyclical - 19.3%
Abbott Laboratories	5,180	175,032
Acacia Research - Acacia Technologies*	343	9,590
Accuray, Inc.*	3,598	15,363
Aetna, Inc	2,913	137,464
Align Technology, Inc.*	943	29,648
Amsurg Corp.*	343	10,359
Anheuser-Busch InBev NV (Belgium)	894	83,871
Ariad Pharmaceuticals, Inc.*	1,714	36,045
AstraZeneca PLC (United Kingdom)	1,437	65,341
Avanir Pharmaceuticals, Inc., Class A*	7,026	19,181
Bayer AG (Germany)	918	91,043
Becton Dickinson and Co	1,542	135,789
BioScrip, Inc.*	3,170	34,712
Bristol-Myers Squibb Co	2,742	101,372
British American Tobacco PLC (United Kingdom)	2,291	119,439
Capella Education Co.*	771	24,410
Centene Corp.*	312	14,046
Cepheid, Inc.*	685	24,955
Chemocentryx, Inc.*	1,542	20,802
Coca-Cola (The) Co	7,202	278,861
CONMED Corp	343	10,671
Convergys Corp	1,200	19,908
Costar Group, Inc.*	257	25,890
CSL Ltd. (Australia)	625	38,391
DANONE S.A. (France)	706	49,094
Diageo PLC (United Kingdom)	2,807	84,366

Fresh Del Monte Produce, Inc.	514	13,410
Fresh Market, (The), Inc.*	514	23,963
FTI Consulting, Inc.*	514	17,856
GlaxoSmithKline PLC (United Kingdom)	6,319	139,658
Hain Celestial Group (The), Inc.*	428	23,433
Hanger, Inc.*	428	12,694
Harris Teeter Supermarkets, Inc	491	21,113
Imperial Tobacco Group PLC (United Kingdom)	1,077	39,073
Incyte Corp. Ltd.*	1,114	24,731
Integra Lifesciences Holdings Corp.*	100	4,074
JM Smucker (The) Co	843	80,338
Johnson & Johnson	4,250	323,467
Live Nation Entertainment, Inc.*	2,465	26,104
Magellan Health Services, Inc.*	129	6,651
MasterCard, Inc., Class A	196	101,493
Medivation, Inc.*	685	33,661
Medtronic, Inc	1,628	73,195
Merck & Co., Inc	4,338	185,363
Molina Healthcare, Inc.*	500	15,955
Mondelez International, Inc., Class A	4,314	119,281
Nestle S.A. (Switzerland)	3,859	270,857
Novartis AG (Switzerland)	2,706	184,566
Novo Nordisk A/S, Class B (Denmark)	445	77,834
Onyx Pharmaceuticals, Inc.*	428	32,233
Pfizer, Inc	11,630	318,312
Pharmacyclics, Inc.*	600	52,668
Pilgrim’s Pride Corp.*	4,455	39,249
Procter & Gamble (The) Co	4,319	329,021
Quad/Graphics, Inc	1,371	29,819
Questcor Pharmaceuticals, Inc	685	22,331
Reckitt Benckiser Group PLC (United Kingdom)	791	53,179
Rent-A-Center, Inc	685	24,852
Roche Holding AG (Switzerland)	843	193,948
Rollins, Inc	1,458	35,735
SABMiller PLC (United Kingdom)	1,105	54,966
Salix Pharmaceuticals Ltd.*	667	32,583
Sanofi (France)	957	90,807
Santarus, Inc.*	3,170	42,066
Seaboard Corp	11	31,383
Seattle Genetics, Inc.*	1,200	33,768
Select Medical Holdings Corp	1,199	11,079
Sequenom, Inc.*	5,997	24,648
Spectrum Brands Holdings, Inc	514	27,802
Takeda Pharmaceutical Co. Ltd. (Japan)	841	43,709
Tesco PLC (United Kingdom)	9,327	52,328
Teva Pharmaceutical Industries Ltd. (Israel)	1,015	38,017
TreeHouse Foods, Inc.*	399	23,298
Unilever NV (Netherlands)	1,943	75,469
Unilever PLC (United Kingdom)	1,518	60,556
United Natural Foods, Inc.*	514	26,019
UnitedHealth Group, Inc	1,906	101,876
ViroPharma, Inc.*	857	21,374
Woolworths Ltd. (Australia)	1,465	52,388
Wright Medical Group, Inc.*	500	11,625

		5,461,521

Diversified - 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	2,570	27,689

Energy - 10.1%
BG Group PLC (United Kingdom)	3,927	69,475
BP PLC (United Kingdom)	21,344	144,403

Cameron International Corp.*	1,799	114,632
Cheniere Energy, Inc.*	2,056	43,793
Chevron Corp	3,014	353,090
ConocoPhillips	2,012	116,595
Continental Resources, Inc.*	1,271	111,848
CVR Energy, Inc	771	43,315
Dril-Quip, Inc.*	435	35,770
Energy XXI Bermuda Ltd. (Bermuda)	771	22,922
ENI S.p.A (Italy)	2,974	67,886
Exxon Mobil Corp	7,397	662,401
Helix Energy Solutions Group, Inc.*	1,028	24,065

Hess Corp.	2,656	176,624
Kodiak Oil & Gas Corp.*	2,228	19,829
McMoRan Exploration Co.*	1,285	20,676
Oasis Petroleum, Inc.*	857	31,452
Royal Dutch Shell PLC, Class A (United Kingdom)	4,301	141,673
Royal Dutch Shell PLC, Class B (United Kingdom)	3,067	103,516
Schlumberger Ltd. (Netherland Antilles)	2,103	163,719
Southwestern Energy Co.*	2,402	82,317
Statoil ASA (Norway)	1,208	30,128
Targa Resources Corp	428	26,108
Tesco Corp.*	1,971	25,051
Total S.A. (France)	2,556	127,966
Vantage Drilling Co.*	13,022	21,226
Williams (The) Cos., Inc	1,028	35,682
Woodside Petroleum Ltd. (Australia)	774	29,714

		2,845,876

Financial - 19.9%
AIA Group Ltd. (Hong Kong)	11,481	49,745
Alexander’s, Inc. REIT	43	13,954
Allianz SE (Germany)	513	70,219
Alterra Capital Holdings Ltd. (Bermuda)	1,028	31,498
American Campus Communities, Inc. REIT	665	30,058
American Express Co	1,932	120,074
American International Group, Inc.*	2,827	107,454
American Tower Corp., Class A REIT	600	46,560
AON PLC (United Kingdom)	2,485	151,809
Australia & New Zealand Banking Group Ltd. (Australia)	3,039	89,353
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	6,431	62,477
Banco Santander S.A. (Spain)	19,378	147,214
Bank of America Corp	18,601	208,889
Barclays PLC (United Kingdom)	17,288	80,564
Berkshire Hathaway, Inc., Class B*	3,912	399,650
BioMed Realty Trust, Inc. REIT	1,533	32,377
BNP Paribas (France)	1,228	69,202
Boston Properties, Inc. REIT	1,114	115,722
CBL & Associates Properties, Inc. REIT	1,666	37,885
Citigroup, Inc	5,018	210,605
Citizens, Inc.*	2,228	20,475
Commonwealth Bank of Australia (Australia)	1,809	124,582
Credit Acceptance Corp.*	228	25,201
Deutsche Bank AG (Germany)(a)	1,324	60,738
Equity Lifestyle Properties, Inc. REIT	420	30,950
Equity One, Inc. REIT	1,100	25,861
Equity Residential REIT	466	25,649
Extra Space Storage, Inc. REIT	943	35,306
Franklin Resources, Inc	324	45,765
Geo Group (The), Inc. REIT	789	27,252
Goldman Sachs Group (The), Inc	782	117,112
Hancock Holding Co	857	25,881
Hatteras Financial Corp. REIT	1,028	27,437
Highwoods Properties, Inc. REIT	699	25,514
Home Properties, Inc. REIT	399	24,906
HSBC Holdings PLC (United Kingdom)	22,685	251,854
ING Groep NV (Netherlands)*	4,718	37,983
Invesco Mortgage Capital, Inc. REIT	1,200	25,224
JPMorgan Chase & Co	6,289	307,659
Kilroy Realty Corp. REIT	700	36,932
LaSalle Hotel Properties REIT	800	20,312
Marsh & McLennan Cos., Inc	857	31,829
Meadowbrook Insurance Group, Inc	2,313	16,260
MFA Financial, Inc. REIT	3,532	31,364
Mid-America Apartment Communities, Inc. REIT	377	26,179
Mitsubishi UFJ Financial Group, Inc. (Japan)	14,363	79,864
Mizuho Financial Group, Inc. (Japan)	26,671	58,973
Monmouth Real Estate Investment Corp., Class A REIT	1,971	21,996
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	202	36,364
National Australia Bank Ltd. (Australia)	2,457	75,964
National Retail Properties, Inc. REIT	985	33,933
Ocwen Financial Corp.*	1,285	50,655
OMEGA Healthcare Investors, Inc. REIT	1,091	30,537
Post Properties, Inc. REIT	485	23,154
Primerica, Inc	685	21,557
ProAssurance Corp	528	24,758

ProLogis, Inc. REIT	3,427	133,447
Prudential PLC (United Kingdom)	2,934	43,713
PS Business Parks, Inc. REIT	257	19,015
Public Storage REIT	267	40,373
Republic Bancorp, Inc., Class A	1,028	22,246
Signature Bank*	533	39,586
Simon Property Group, Inc. REIT	457	72,599
Sovran Self Storage, Inc. REIT	257	15,636
Standard Chartered PLC (United Kingdom)	2,816	76,771
Starwood Property Trust, Inc. REIT	1,114	31,136
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,501	60,359
SVB Financial Group*	362	24,276
T. Rowe Price Group, Inc	1,923	136,899
Tanger Factory Outlet Centers, Inc. REIT	853	30,102
Taylor Capital Group, Inc.*	1,371	22,663
Texas Capital Bancshares, Inc.*	343	14,495
Tompkins Financial Corp	600	24,858
Two Harbors Investment Corp. REIT	2,056	26,440
U.S. Bancorp	2,913	98,984
UBS AG (Switzerland)*	5,076	80,666
Visa, Inc., Class A	1,264	200,521
Washington Real Estate Investment Trust REIT	750	20,768
Wells Fargo & Co	8,200	287,655
Westpac Banking Corp. (Australia)	3,420	107,733
Zurich Financial Services AG (Switzerland)	174	47,826

		5,640,056

Industrial - 9.8%
ABB Ltd. (Switzerland)*	2,510	57,586
Actuant Corp., Class A	685	20,831
Acuity Brands, Inc	466	31,749
Altra Holdings, Inc	1,542	39,691
AO Smith Corp	428	30,615
Apogee Enterprises, Inc	1,371	35,358
Boeing (The) Co	1,200	92,280
Bristow Group, Inc	343	19,983
Builders FirstSource, Inc.*	4,712	28,508
Caterpillar, Inc	1,099	101,515
Chart Industries, Inc.*	343	24,888
Clean Harbors, Inc.*	579	29,818
Colfax Corp.*	1,028	44,615
Cummins, Inc	343	39,743
Darling International, Inc.*	1,114	18,593
East Japan Railway Co. (Japan)	428	31,731
Eaton Corp. PLC (Ireland)	2,540	157,403
EMCOR Group, Inc	685	26,420
Emerson Electric Co	1,180	66,906
EnerSys*	533	21,789
Fabrinet (Cayman Islands)*	2,056	33,739
FANUC Corp. (Japan)	201	31,176
FedEx Corp	452	47,654
FEI Co	428	27,110
General Dynamics Corp	561	38,131
General Electric Co	17,320	402,170
Genesee & Wyoming, Inc., Class A*	514	46,013
Golar LNG Ltd. (Bermuda)	600	22,746
Graphic Packaging Holding Co.*	3,598	26,697
Hexcel Corp.*	1,028	28,013
Hitachi Ltd. (Japan)	5,997	33,801
Ingersoll-Rand PLC (Ireland)	2,342	123,306
Komatsu Ltd. (Japan)	1,232	31,221
Koninklijke Philips Electronics NV (Netherlands)	1,058	30,043
Middleby Corp.*	171	25,532
Mitsubishi Electric Corp. (Japan)	1,999	16,359
Mueller Industries, Inc	343	18,241
Powell Industries, Inc.*	600	34,926
Rolls-Royce Holdings PLC (United Kingdom)*	2,299	35,875
Sauer-Danfoss, Inc	428	23,163
Schneider Electric S.A. (France)	628	48,374
Siemens AG (Germany)	1,007	104,820
Smith & Wesson Holding Corp.*	2,399	22,910
Stanley Black & Decker, Inc	1,257	98,926
Tetra Tech, Inc.*	685	19,769
Tredegar Corp	1,542	37,748

Triumph Group, Inc.	428	31,419
Union Pacific Corp	771	105,712
United Parcel Service, Inc., Class B	1,506	124,471
United Technologies Corp	1,442	130,574
Vinci S.A. (France)	596	27,622
Woodward, Inc	857	32,078

		2,780,361

Technology - 9.9%
Accelrys, Inc.*	2,742	25,939
Activision Blizzard, Inc	8,482	121,293
Apple, Inc	1,446	638,264
Applied Materials, Inc	10,538	144,371
ASML Holding NV (Netherlands)	387	27,584
Aspen Technology, Inc.*	857	26,361
Athenahealth, Inc.*	428	40,142
CACI International, Inc., Class A*	222	11,267
Canon, Inc. (Japan)	1,542	56,241
Cirrus Logic, Inc.*	771	18,535
Citrix Systems, Inc.*	1,342	95,148
Commvault Systems, Inc.*	514	38,010
Concur Technologies, Inc.*	572	40,154
Cray, Inc.*	1,885	36,475
Dell, Inc	2,913	40,636
EMC Corp.*	3,284	75,565
EPIQ Systems, Inc	1,542	19,183
Fidelity National Information Services, Inc	2,228	83,884
Hewlett-Packard Co	3,598	72,464
International Business Machines Corp	1,982	398,045
Jack Henry & Associates, Inc	781	34,145
Mentor Graphics Corp.*	1,285	22,757
Microsemi Corp.*	857	17,680
Microsoft Corp	13,249	368,322
MKS Instruments, Inc	600	16,284
Netsuite, Inc.*	685	47,806
Progress Software Corp.*	685	15,426
PTC, Inc.*	1,305	30,198
QLIK Technologies, Inc.*	1,114	28,964
SAP AG (Germany)	1,062	83,096
Solarwinds, Inc.*	857	48,386
SYNNEX Corp.*	343	13,079
Syntel, Inc	428	25,749
Ultimate Software Group, Inc.*	257	25,255
Veeco Instruments, Inc.*	428	13,658

		2,800,366

Utilities - 1.8%
Centrica PLC (United Kingdom)	6,105	32,629
Cleco Corp	600	26,580
Dominion Resources, Inc	943	52,808
E.ON SE (Germany)	1,848	30,900
Edison International	2,570	123,438
GDF Suez (France)	1,510	28,585
National Grid PLC (United Kingdom)	4,442	49,188
New Jersey Resources Corp	428	19,072
Piedmont Natural Gas Co., Inc	867	27,952
SJW Corp	943	24,999
WGL Holdings, Inc	600	25,302
Wisconsin Energy Corp	1,714	70,788

		512,241

TOTAL COMMON STOCKS
(Cost $23,782,941)		26,649,952

PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)	150	32,798

TOTAL PREFERRED STOCKS
(Cost $32,080)		32,798

	Principal Amount	Value
CORPORATE BONDS - 2.8%
Basic Materials - 0.1%
Barrick North America Finance LLC
5.70%, 5/30/41	13,000	14,153
BHP Billiton Finance USA Ltd. (Australia)
4.125%, 2/24/42	5,000	5,165
International Paper Co.
6.00%, 11/15/41	5,000	5,850
Rio Tinto Finance USA Ltd. (Australia)
5.20%, 11/02/40	3,000	3,486

		28,654

Communications - 0.4%
America Movil S.A.B de CV (Mexico)
6.125%, 3/30/40	13,000	15,774
AT&T, Inc.
5.55%, 8/15/41	30,000	33,961
Cisco Systems, Inc.
5.90%, 2/15/39	17,000	21,594
Corning, Inc.
4.75%, 3/15/42	5,000	5,158
Discovery Communications LLC
4.95%, 5/15/42	13,000	13,506
Verizon Communications, Inc.
6.00%, 4/01/41	6,000	7,281
Viacom, Inc.
4.50%, 2/27/42	13,000	12,426
Walt Disney (The) Co., Series E
4.125%, 12/01/41	5,000	5,226

		114,926

Consumer, Cyclical - 0.1%
Home Depot, Inc.
5.95%, 4/01/41	8,000	10,482
Lowe’s Cos., Inc.
5.125%, 11/15/41	13,000	14,559
McDonald’s Corp., MTN
3.70%, 2/15/42	17,000	16,782

		41,823

Consumer, Non-cyclical - 0.6%
Amgen, Inc.
5.65%, 6/15/42	25,000	29,508
Archer-Daniels-Midland Co.
5.765%, 3/01/41	8,000	9,729
Diageo Investment Corp.
4.25%, 5/11/42	4,000	4,162
General Mills, Inc.
5.40%, 6/15/40	5,000	5,984
Gilead Sciences, Inc.
5.65%, 12/01/41	8,000	9,857
Johnson & Johnson
5.95%, 8/15/37	13,000	17,467
Kimberly-Clark Corp.
5.30%, 3/01/41	5,000	6,203
Medtronic, Inc.
4.50%, 3/15/42	5,000	5,538
PepsiCo, Inc.
4.00%, 3/05/42	5,000	5,015
Philip Morris International, Inc.

4.50%, 3/20/42	13,000	13,689
Procter & Gamble (The) Co.
5.55%, 3/05/37	26,000	33,543
UnitedHealth Group, Inc.
4.625%, 11/15/41	8,000	8,391
WellPoint, Inc.
4.625%, 5/15/42	8,000	8,053

		157,139

Energy - 0.3%
Apache Corp.
4.75%, 4/15/43	5,000	5,201
Baker Hughes, Inc.
5.125%, 9/15/40	5,000	5,903
Devon Energy Corp.
4.75%, 5/15/42	13,000	12,932
Enterprise Products Operating LLC
4.85%, 8/15/42	17,000	17,420
Halliburton Co.
4.50%, 11/15/41	5,000	5,435

Plains All American Pipeline LP / PAA Finance Corp.
5.15%, 6/01/42	5,000	5,493
Shell International Finance BV (Netherlands)
6.375%, 12/15/38	21,000	29,131
Transcanada Pipelines Ltd. (Canada)
6.10%, 6/01/40	8,000	10,354

		91,869

Financial - 0.3%
General Electric Capital Corp.
2.10%, 1/07/14	34,000	34,514
JPMorgan Chase & Co.
5.50%, 10/15/40	24,000	28,658
MetLife, Inc.
5.875%, 2/06/41	5,000	6,157
Simon Property Group LP
4.75%, 3/15/42	8,000	8,516
Travelers (The) Cos., Inc.
5.35%, 11/01/40	8,000	9,823

		87,668

Industrial - 0.3%
Caterpillar, Inc.
5.20%, 5/27/41	10,000	12,013
Deere & Co.
3.90%, 6/09/42	8,000	8,093
Dover Corp.
5.375%, 3/01/41	5,000	6,187
Illinois Tool Works, Inc.
4.875%, 9/15/41	5,000	5,636
Koninklijke Philips Electronics NV (Netherlands)
5.00%, 3/15/42	5,000	5,637
Norfolk Southern Corp.
4.837%, 10/01/41	13,000	14,271
7.90%, 5/15/97	6,000	9,365
Sonoco Products Co.
5.75%, 11/01/40	5,000	5,712
Stanley Black & Decker, Inc.
5.20%, 9/01/40	8,000	9,038
Union Pacific Corp.
4.75%, 9/15/41	6,000	6,611

		82,563

Technology - 0.1%
Applied Materials, Inc.
5.85%, 6/15/41	5,000	5,980
Intel Corp.
4.80%, 10/01/41	5,000	5,355
Oracle Corp.
5.375%, 7/15/40	19,000	23,022

		34,357

Utilities - 0.6%
Arizona Public Service Co.
5.05%, 9/01/41	13,000	14,985
Duke Energy Indiana, Inc.
6.45%, 4/01/39	17,000	22,589
Florida Power & Light Co.
5.95%, 2/01/38	22,000	29,005
5.25%, 2/01/41	12,000	14,663
Georgia Power Co.

5.40%, 6/01/40	13,000	15,414
Nevada Power Co.
5.45%, 5/15/41	13,000	15,834
Puget Sound Energy, Inc.
4.434%, 11/15/41	17,000	18,213
Southern California Edison Co.
6.05%, 3/15/39	3,000	3,981
Southern California Gas Co.
5.125%, 11/15/40	12,000	14,631
Southern Power Co.
5.15%, 9/15/41	13,000	14,614

		163,929

TOTAL CORPORATE BONDS
(Cost $805,350)		802,928

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 2.8%
United States Treasury Bonds/Notes - 2.8%
4.50%, 2/15/36	40,200	51,299
4.375%, 11/15/39	112,200	141,373
4.625%, 2/15/40	85,700	112,200
4.375%, 5/15/40	75,800	95,555
3.875%, 8/15/40	84,800	98,646
4.75%, 2/15/41	68,500	91,480
4.375%, 5/15/41	81,400	102,678
3.125%, 2/15/42	89,100	90,005

		783,236

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS
(Cost $718,851)		783,236

TOTAL INVESTMENTS - 99.8%
(Cost $25,339,222)(b)		$28,268,914
Other assets less liabilities - 0.2%		62,955

NET ASSETS - 100.0%		$28,331,869

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing securities.
(a)	Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	5/31/2012	Purchases at cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain	Fair Value 2/28/2013	Dividend Income
Deutsche Bank AG (Common Stock)	$46,787	$7,324	$(9,565)	$13,261	$2,931	$60,738	$1,206

(b)	At Febuary 28, 2013, the aggregate cost of investments for Federal income tax purposes was $25,375,755. The net unrealized appreciation was $2,893,159 which consisted of aggregate gross unrealized appreciation of $4,838,658 and aggregate gross unrealized depreciation of $1,945,499.

SCHEDULE OF INVESTMENTS

db X-trackers In-Target Date Fund

February 28, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 34.5%
Basic Materials - 1.7%
Air Liquide S.A. (France)	58	$7,067
Anglo American PLC (United Kingdom)	205	5,981
BASF SE (Germany)	150	14,155
BHP Billiton Ltd. (Australia)	561	21,290
BHP Billiton PLC (United Kingdom)	390	12,367
Coeur d’Alene Mines Corp.*	184	3,498
Dow Chemical (The) Co	334	10,594
E.I. du Pont de Nemours & Co	260	12,454
Freeport-McMoRan Copper & Gold, Inc	234	7,469
Gold Resource Corp	100	1,310
HB Fuller Co	100	4,087
International Paper Co	400	17,604
Linde AG (Germany)	39	7,082
Monsanto Co	100	10,103
Rio Tinto Ltd. (Australia)	86	5,903
Rio Tinto PLC (United Kingdom)	234	12,578
Sensient Technologies Corp	100	3,691
Sherwin-Williams (The) Co	100	16,159
Syngenta AG (Switzerland)	16	6,826
Xstrata PLC (United Kingdom)	345	6,088

		186,306

Communications - 3.2%
Amazon.com, Inc.*	74	19,556
Anixter International, Inc	100	6,892
Arris Group, Inc.*	200	3,470
AT&T, Inc	1,365	49,018
Bankrate, Inc.*	200	2,250
Brightcove, Inc.*	200	1,260
BT Group PLC, Class A (United Kingdom)	1,213	4,929
CenturyLink, Inc	100	3,467
Cisco Systems, Inc	1,239	25,833
Comcast Corp., Class A	581	23,117
Consolidated Communications Holdings, Inc	200	3,360
Corning, Inc	391	4,931
Deutsche Telekom AG (Germany)	518	5,571
Finisar Corp.*	200	2,930
France Telecom S.A. (France)	384	3,725
Google, Inc., Class A*	69	55,283
Leap Wireless International, Inc.*	500	2,675
Meredith Corp	100	4,202
Netgear, Inc.*	100	3,405
News Corp., Class A	292	8,410
Softbank Corp. (Japan)	100	3,723
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	904	11,003
Telefonica S.A. (Spain)	782	10,223
Thomson Reuters Corp. (Canada)	150	4,587
Time Warner, Inc	234	12,442
Verizon Communications, Inc	641	29,826
Vodafone Group PLC (United Kingdom)	8,001	20,106
Vonage Holdings Corp.*	1,700	4,488
Walt Disney (The) Co	397	21,672

		352,354

Consumer, Cyclical - 3.7%
Arctic Cat, Inc.*	100	3,633
Ascena Retail Group, Inc.*	340	5,709
Bayerische Motoren Werke AG (Germany)	65	6,008
Carter’s, Inc.*	100	5,641
Cash America International, Inc	67	3,393
Cie Financiere Richemont S.A. (Switzerland)	114	9,205
Cinemark Holdings, Inc	188	5,226
Columbia Sportswear Co	23	1,277
Compass Group PLC (United Kingdom)	307	3,730
CVS Caremark Corp	288	14,723
Daimler AG (Germany)	163	9,731
Dana Holding Corp	300	5,019
Dr Horton, Inc	300	6,690
DTS, Inc.*	200	3,980
Ford Motor Co	1,032	13,014
GNC Holdings, Inc., Class A	100	4,100
Hennes & Mauritz AB, Class B (Sweden)	180	6,482
Honda Motor Co. Ltd. (Japan)	272	10,186
Inditex S.A. (Spain)	32	4,294
JetBlue Airways Corp.*	400	2,424
Kohl’s Corp	267	12,308
Krispy Kreme Doughnuts, Inc.*	500	6,600
Las Vegas Sands Corp	234	12,049
Lennar Corp., Class A	200	7,718

Life Time Fitness, Inc.*	100	4,214
Lions Gate Entertainment Corp. (Canada)*	200	4,194
Lowe’s Cos., Inc	300	11,445
LVMH Moet Hennessy Louis Vuitton S.A. (France)	48	8,277
Maidenform Brands, Inc.*	100	1,919
MDC Holdings, Inc	100	3,843
Men’s Wearhouse (The), Inc	175	4,921
Mitsubishi Corp. (Japan)	366	7,295
Mitsui & Co. Ltd. (Japan)	440	6,553
Nike, Inc., Class B	200	10,892
Nissan Motor Co. Ltd. (Japan)	500	5,078
Nu Skin Enterprises, Inc., Class A	200	8,240
Penske Automotive Group, Inc	234	6,964
Red Robin Gourmet Burgers, Inc.*	67	2,873
Ross Stores, Inc	200	11,592
Ruby Tuesday, Inc.*	400	2,936
Ryman Hospitality Properties REIT	113	5,057
Saks, Inc.*	250	2,850
SIX Flags Entertainment Corp	100	6,681
Southwest Airlines Co	800	9,360
Systemax, Inc	300	2,985
Target Corp	134	8,437
Tenneco, Inc.*	100	3,543
Toyota Motor Corp. (Japan)	420	21,692
VF Corp	100	16,126
Wabash National Corp.*	500	4,770
Wal-Mart Stores, Inc	684	48,413
Watsco, Inc	50	3,894
World Fuel Services Corp	106	4,031

		402,215

Consumer, Non-cyclical - 7.0%
Abbott Laboratories	614	20,747
Acacia Research - Acacia Technologies*	67	1,873
Accuray, Inc.*	500	2,135
Aetna, Inc	400	18,875
Align Technology, Inc.*	100	3,144
Anheuser-Busch InBev NV (Belgium)	122	11,445
Ariad Pharmaceuticals, Inc.*	200	4,206
AstraZeneca PLC (United Kingdom)	204	9,276
Avanir Pharmaceuticals, Inc., Class A*	1,000	2,730
Bayer AG (Germany)	132	13,091
Becton Dickinson and Co	200	17,612
BioScrip, Inc.*	400	4,380
Bristol-Myers Squibb Co	334	12,348
British American Tobacco PLC (United Kingdom)	319	16,631
Capella Education Co.*	100	3,166
Centene Corp.*	100	4,502
Cepheid, Inc.*	100	3,643
Chemocentryx, Inc.*	200	2,698
Coca-Cola (The) Co	1,062	41,121
Convergys Corp	100	1,659
CSL Ltd. (Australia)	77	4,730
DANONE S.A. (France)	87	6,050
Diageo PLC (United Kingdom)	397	11,932
Fresh Del Monte Produce, Inc	100	2,609
Fresh Market (The), Inc.*	100	4,662
FTI Consulting, Inc.*	100	3,474
GlaxoSmithKline PLC (United Kingdom)	884	19,538
Hain Celestial Group (The), Inc.*	100	5,475
Hanger, Inc.*	100	2,966
Harris Teeter Supermarkets, Inc	86	3,698
Imperial Tobacco Group PLC (United Kingdom)	194	7,038
Incyte Corp. Ltd.*	134	2,975
Integra Lifesciences Holdings Corp.*	100	4,074
JM Smucker (The) Co	134	12,770
Johnson & Johnson	625	47,568
Live Nation Entertainment, Inc.*	300	3,177
Magellan Health Services, Inc.*	69	3,558
MasterCard, Inc., Class A	23	11,910
Medtronic, Inc	200	8,992
Merck & Co., Inc	650	27,775
Molina Healthcare, Inc.*	100	3,191
Mondelez International, Inc., Class A	538	14,876
Nestle S.A. (Switzerland)	557	39,095
Novartis AG (Switzerland)	393	26,805
Novo Nordisk A/S, Class B (Denmark)	70	12,244
Onyx Pharmaceuticals, Inc.*	67	5,046
Pfizer, Inc	1,642	44,941
Pharmacyclics, Inc.*	100	8,777
Pilgrim’s Pride Corp.*	600	5,286
Procter & Gamble (The) Co	564	42,966
Quad/Graphics, Inc	200	4,350
Questcor Pharmaceuticals, Inc	100	3,260
Reckitt Benckiser Group PLC (United Kingdom)	114	7,664
Rent-A-Center, Inc	100	3,628
Roche Holding AG (Switzerland)	125	28,759

Rollins, Inc.	320	7,843
SABMiller PLC (United Kingdom)	151	7,511
Salix Pharmaceuticals Ltd.*	100	4,885
Sanofi (France)	145	13,759
Santarus, Inc.*	400	5,308
Seaboard Corp	1	2,853
Seattle Genetics, Inc.*	134	3,771
Select Medical Holdings Corp	200	1,848
Sequenom, Inc.*	800	3,288
Spectrum Brands Holdings, Inc	100	5,409
Takeda Pharmaceutical Co. Ltd. (Japan)	107	5,561
Tesco PLC (United Kingdom)	1,329	7,456
Teva Pharmaceutical Industries Ltd. (Israel)	125	4,682
TreeHouse Foods, Inc.*	50	2,920
Unilever NV (Netherlands)	307	11,924
Unilever PLC (United Kingdom)	218	8,696
United Natural Foods, Inc.*	100	5,062
UnitedHealth Group, Inc	226	12,080
ViroPharma, Inc.*	67	1,671
Woolworths Ltd. (Australia)	188	6,723

		764,391

Energy - 3.7%
BG Group PLC (United Kingdom)	571	10,102
BP PLC (United Kingdom)	3,015	20,398
Cameron International Corp.*	300	19,116
Cheniere Energy, Inc.*	300	6,390
Chevron Corp	431	50,493
ConocoPhillips	284	16,458
Continental Resources, Inc.*	200	17,600
CVR Energy, Inc	100	5,618
Dril-Quip, Inc.*	50	4,112
Energy XXI Bermuda Ltd. (Bermuda)	100	2,973
ENI S.p.A (Italy)	414	9,450
Exxon Mobil Corp	1,055	94,476
Helix Energy Solutions Group, Inc.*	100	2,341
Hess Corp	400	26,600
Kodiak Oil & Gas Corp.*	300	2,670
McMoRan Exploration Co.*	134	2,156
Oasis Petroleum, Inc.*	100	3,670
Royal Dutch Shell PLC, Class A (United Kingdom)	608	20,027
Royal Dutch Shell PLC, Class B (United Kingdom)	438	14,783
Schlumberger Ltd. (Netherland Antilles)	289	22,498
Southwestern Energy Co.*	290	9,938
Statoil ASA (Norway)	179	4,464
Targa Resources Corp	100	6,100
Tesco Corp.*	300	3,813
Total S.A. (France)	357	17,873
Vantage Drilling Co.*	2,702	4,404
Williams (The) Cos., Inc	100	3,471
Woodside Petroleum Ltd. (Australia)	139	5,336

		407,330

Financial - 7.3%
AIA Group Ltd. (Hong Kong)	1,400	6,066
Alexander’s, Inc. REIT	9	2,921
Allianz SE (Germany)	75	10,266
Alterra Capital Holdings Ltd. (Bermuda)	134	4,106
American Campus Communities, Inc. REIT	210	9,492
American Express Co	250	15,537
American International Group, Inc.*	401	15,242

American Tower Corp., Class A REIT	100	7,760
AON PLC (United Kingdom)	300	18,327
Australia & New Zealand Banking Group Ltd. (Australia)	446	13,113
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	875	8,501
Banco Santander S.A. (Spain)	2,835	21,538
Bank of America Corp	2,595	29,142
Barclays PLC (United Kingdom)	2,969	13,836
Berkshire Hathaway, Inc., Class B*	539	55,064
BioMed Realty Trust, Inc. REIT	250	5,280
BNP Paribas (France)	190	10,707
Boston Properties, Inc. REIT	150	15,581
CBL & Associates Properties, Inc. REIT	200	4,548
Citigroup, Inc	727	30,512
Citizens, Inc.*	300	2,757
Commonwealth Bank of Australia (Australia)	290	19,972
Credit Acceptance Corp.*	50	5,527
Deutsche Bank AG (Germany)(a)	192	8,808
Equity Lifestyle Properties, Inc. REIT	50	3,685
Equity One, Inc. REIT	154	3,621
Equity Residential REIT	50	2,752
Extra Space Storage, Inc. REIT	100	3,744
Franklin Resources, Inc	51	7,204
Geo Group (The), Inc. REIT	192	6,632
Goldman Sachs Group (The), Inc	110	16,474
Hancock Holding Co	100	3,020
Hatteras Financial Corp. REIT	167	4,457

Highwoods Properties, Inc. REIT	97	3,541
Home Properties, Inc. REIT	50	3,121
HSBC Holdings PLC (United Kingdom)	3,179	35,294
ING Groep NV (Netherlands)*	982	7,906
Invesco Mortgage Capital, Inc. REIT	167	3,510
JPMorgan Chase & Co	822	40,212
Kilroy Realty Corp. REIT	133	7,017
LaSalle Hotel Properties REIT	100	2,539
Marsh & McLennan Cos., Inc	100	3,714
Meadowbrook Insurance Group, Inc	467	3,283
MFA Financial, Inc. REIT	488	4,333
Mid-America Apartment Communities, Inc. REIT	40	2,778
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,992	11,076
Mizuho Financial Group, Inc. (Japan)	3,827	8,462
Monmouth Real Estate Investment Corp., Class A REIT	300	3,348
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	30	5,401
National Australia Bank Ltd. (Australia)	386	11,934
National Retail Properties, Inc. REIT	140	4,823
Ocwen Financial Corp.*	200	7,884
OMEGA Healthcare Investors, Inc. REIT	146	4,087
Post Properties, Inc. REIT	167	7,973
Primerica, Inc	167	5,255
ProAssurance Corp	102	4,783
ProLogis, Inc. REIT	500	19,469
Prudential PLC (United Kingdom)	411	6,123
Public Storage REIT	50	7,561
Republic Bancorp, Inc., Class A	100	2,164
Signature Bank*	50	3,714
Simon Property Group, Inc. REIT	55	8,737
Standard Chartered PLC (United Kingdom)	415	11,314
Starwood Property Trust, Inc. REIT	100	2,795
Sumitomo Mitsui Financial Group, Inc. (Japan)	322	12,948
SVB Financial Group*	50	3,353
T. Rowe Price Group, Inc	234	16,658
Tanger Factory Outlet Centers, Inc. REIT	174	6,140
Taylor Capital Group, Inc.*	200	3,306
Tompkins Financial Corp	100	4,143
Two Harbors Investment Corp. REIT	300	3,858
U.S. Bancorp	400	13,592
UBS AG (Switzerland)*	693	11,013
Visa, Inc., Class A	148	23,479
Washington Real Estate Investment Trust REIT	103	2,852
Wells Fargo & Co	1,134	39,781
Westpac Banking Corp. (Australia)	516	16,254
Zurich Financial Services AG (Switzerland)	27	7,421

		805,141

Industrial - 3.5%
ABB Ltd. (Switzerland)*	395	9,062
Actuant Corp., Class A	167	5,078
Acuity Brands, Inc	50	3,407
Altra Holdings, Inc	200	5,148
AO Smith Corp	67	4,793
Apogee Enterprises, Inc	200	5,158
Boeing (The) Co	200	15,380
Builders FirstSource, Inc.*	600	3,630
Caterpillar, Inc	109	10,068
Clean Harbors, Inc.*	100	5,150
Colfax Corp.*	200	8,680
Darling International, Inc.*	100	1,669
East Japan Railway Co. (Japan)	100	7,414
Eaton Corp. PLC (Ireland)	347	21,504
EMCOR Group, Inc	100	3,857
Emerson Electric Co	252	14,288
EnerSys*	67	2,739
Fabrinet (Cayman Islands)*	300	4,923
FANUC Corp. (Japan)	40	6,204
FedEx Corp	50	5,272
General Dynamics Corp	83	5,642
General Electric Co	2,465	57,237
Genesee & Wyoming, Inc., Class A*	67	5,998
Golar LNG Ltd. (Bermuda)	67	2,540
Graphic Packaging Holding Co.*	600	4,452
Hexcel Corp.*	100	2,725
Hitachi Ltd. (Japan)	1,000	5,636
Ingersoll-Rand PLC (Ireland)	350	18,427
Komatsu Ltd. (Japan)	134	3,396
Koninklijke Philips Electronics NV (Netherlands)	251	7,127
Powell Industries, Inc.*	100	5,821
Rolls-Royce Holdings PLC (United Kingdom)*	314	4,900
Sauer-Danfoss, Inc	67	3,626
Schneider Electric S.A. (France)	98	7,549
Siemens AG (Germany)	138	14,365
Smith & Wesson Holding Corp.*	300	2,865
Stanley Black & Decker, Inc	234	18,416
Tetra Tech, Inc.*	100	2,886
Tredegar Corp	200	4,896

Triumph Group, Inc.	67	4,918
Union Pacific Corp	100	13,711
United Parcel Service, Inc., Class B	206	17,025
United Technologies Corp	200	18,110
Vinci S.A. (France)	47	2,178
Woodward, Inc	100	3,743

		381,613

Technology - 3.7%
Accelrys, Inc.*	400	3,784
Activision Blizzard, Inc	1,168	16,702
Apple, Inc	193	85,191
Applied Materials, Inc	1,500	20,550
ASML Holding NV (Netherlands)	47	3,350
Aspen Technology, Inc.*	100	3,076
Athenahealth, Inc.*	100	9,379
Canon, Inc. (Japan)	200	7,295
Cirrus Logic, Inc.*	100	2,404
Citrix Systems, Inc.*	200	14,180
Commvault Systems, Inc.*	100	7,395
Concur Technologies, Inc.*	180	12,636
Cray, Inc.*	300	5,805
Dell, Inc	400	5,580
EMC Corp.*	500	11,505
EPIQ Systems, Inc	300	3,732
Fidelity National Information Services, Inc	300	11,295
Hewlett-Packard Co	567	11,419
International Business Machines Corp	250	50,207
Jack Henry & Associates, Inc	168	7,345
Mentor Graphics Corp.*	200	3,542
Microsemi Corp.*	34	701
Microsoft Corp	1,970	54,766
MKS Instruments, Inc	100	2,714
Netsuite, Inc.*	100	6,979
Progress Software Corp.*	100	2,252
PTC, Inc.*	230	5,322
QLIK Technologies, Inc.*	234	6,084
SAP AG (Germany)	157	12,284
Solarwinds, Inc.*	100	5,646
SYNNEX Corp.*	100	3,813
Syntel, Inc	100	6,016
Veeco Instruments, Inc.*	100	3,191

		406,140

Utilities - 0.7%
Centrica PLC (United Kingdom)	834	4,457
Cleco Corp	100	4,430
Dominion Resources, Inc	100	5,600
E.ON SE (Germany)	320	5,351
Edison International	400	19,212
GDF Suez (France)	238	4,505
National Grid PLC (United Kingdom)	456	5,049
New Jersey Resources Corp	100	4,456
Piedmont Natural Gas Co., Inc	118	3,804
SJW Corp	100	2,651
WGL Holdings, Inc	100	4,217
Wisconsin Energy Corp	200	8,261

		71,993

TOTAL COMMON STOCKS
(Cost $3,250,026)		3,777,483

PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)	31	6,778

TOTAL PREFERRED STOCKS
(Cost $6,630)		6,778

	Principal Amount	Value
CORPORATE BONDS - 10.0%
Communications - 1.8%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14	$153,000	159,567
Google, Inc.
1.25%, 5/19/14	7,000	7,084
Telefonica Emisiones S.A.U. (Spain)
4.949%, 1/15/15	10,000	10,525
Time Warner Cable, Inc.
7.50%, 4/01/14	15,000	16,080

		193,256

Consumer, Non-cyclical - 2.4%
Clorox (The) Co.
5.00%, 1/15/15	50,000	53,656
PepsiCo, Inc.
0.75%, 3/05/15	70,000	70,281

Wyeth
5.50%, 2/01/14	37,000	38,689
Yale University, MTN
2.90%, 10/15/14	95,000	98,758

		261,384

Energy - 1.4%
BP Capital Markets PLC (United Kingdom)
3.625%, 5/08/14	145,000	150,384

Financial - 3.9%
American Tower Corp.
4.625%, 4/01/15	45,000	48,219
Bank of New York Mellon (The) Corp., MTN
4.30%, 5/15/14	35,000	36,649
Caterpillar Financial Services Corp., MTN
6.125%, 2/17/14	13,000	13,717
Citigroup, Inc.
6.375%, 8/12/14	17,000	18,289
National Rural Utilities Cooperative Finance Corp.
1.00%, 2/02/15	255,000	257,355
Prudential Financial, Inc., Series B, MTN
5.10%, 9/20/14	24,000	25,577
Wachovia Corp.
5.25%, 8/01/14	29,000	30,798

		430,604

Technology - 0.3%
Microsoft Corp.
0.875%, 9/27/13	30,000	30,103

Utilities - 0.2%
Exelon Generation Co. LLC
5.35%, 1/15/14	27,000	28,065

TOTAL CORPORATE BONDS
(Cost $1,087,933)		1,093,796

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 55.1%
United States Treasury Bonds/Notes - 55.1%
2.50%, 3/31/13	713,700	715,178
1.75%, 4/15/13	355,000	355,763
3.50%, 5/31/13	345,000	347,951
1.00%, 7/15/13	79,400	79,667
1.25%, 2/15/14	363,700	367,493
0.25%, 3/31/14	164,000	164,135
4.75%, 5/15/14	582,900	614,914
0.75%, 6/15/14	367,000	369,638
2.625%, 7/31/14	372,000	384,773
4.25%, 8/15/14	65,000	68,834
2.375%, 8/31/14	444,000	458,413
2.375%, 9/30/14	340,000	351,661
0.50%, 10/15/14	355,000	356,678
0.375%, 11/15/14	136,000	136,361
4.25%, 11/15/14	147,000	157,089
2.125%, 11/30/14	345,000	356,496
0.25%, 12/15/14	375,000	375,205
4.00%, 2/15/15	325,000	348,855
2.50%, 3/31/15	29,000	30,357

		6,039,461

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS
(Cost $6,027,681)		6,039,461

TOTAL INVESTMENTS - 99.7%

(Cost $10,372,270)(b)		$10,917,518
Other assets less liabilities - 0.3%		34,253

NET ASSETS - 100.0%		$10,951,771

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	5/31/2012	Purchases at cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain	Fair Value 02/28/2013	Dividend Income
Deutsche Bank AG (Common Stock)	$4,028	$2,401	$—	$2,379	$—	$8,808	$104

(b)	At Febuary 28, 2013, the aggregate cost of investments for Federal income tax purposes was $10,376,928. The net unrealized appreciation was $540,590 which consisted of aggregate gross unrealized appreciation of $702,591 and aggregate gross unrealized depreciation of $162,001.

Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2013 (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments. During the period ended February 28, 2013, there were no transfers between investment levels.

	Investment in Securities
	Level 1	Level 2	Level 3	Fair Value at 2/28/2013
db X-trackers 2010 Target Date Fund
Investments in Securities
Common Stocks	$1,832,275	$—	$—	$1,832,275
Preferred Stocks	3,280	—	—	3,280
Corporate Bonds	—	1,207,188	—	1,207,188
United States Government & Agencies Obligations	—	6,647,480	—	6,647,480

Total Investments	$1,835,555	$7,854,668	$—	$9,690,223

db X-trackers 2020 Target Date Fund
Investments in Securities
Common Stocks	$16,757,399	$—	$—	$16,757,399
Preferred Stocks	21,428	—	—	21,428
Corporate Bonds	—	3,287,945	—	3,287,945
United States Government & Agencies Obligations	—	9,830,491	—	9,830,491

Total Investments	$16,778,827	$13,118,436	$—	$29,897,263

db X-trackers 2030 Target Date Fund
Investments in Securities
Common Stocks	$26,915,416	$—	$—	$26,915,416
Preferred Stocks	33,017	—	—	33,017
Corporate Bonds	—	6,188,358	—	6,188,358
United States Government & Agencies Obligations	—	441,981	—	441,981

Total Investments	$26,948,433	$6,630,339	$—	$33,578,772

db X-trackers 2040 Target Date Fund
Investments in Securities
Common Stocks	$26,649,952	$—	$—	$26,649,952
Preferred Stocks	32,798	—	—	32,798
Corporate Bonds	—	802,928	—	802,928
United States Government & Agencies Obligations	—	783,236	—	783,236

Total Investments	$26,682,750	$1,586,164	$—	$28,268,914

db X-trackers In-Target Date Fund
Investments in Securities
Common Stocks	$3,777,483	$—	$—	$3,777,483
Preferred Stocks	6,778	—	—	6,778
Corporate Bonds	—	1,093,796	—	1,093,796
United States Government & Agencies Obligations	—	6,039,461	—	6,039,461

Total Investments	$3,784,261	$7,133,257	$—	$10,917,518

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) db-X Exchange-Traded Funds Inc.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date      April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date      April 25, 2013

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date      April 25, 2013

*	Print the name and title of each signing officer under his or her signature.